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     As filed with the Securities and Exchange Commission on August 31, 1999

                         File Nos. 33-52850 and 811-7242

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933

                         Post-Effective Amendment No. 9

                                       AND

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940

                                Amendment No. 11

                                THE CUTLER TRUST
                               Two Portland Square
                              Portland, Maine 04101
                                 (207) 879-1900

                            D. Blaine Riggle, Esquire
                               Two Portland Square
                              Portland, Maine 04101

                                   Copies to:

                           Joseph R. Fleming, Esquire
                             Dechert Price & Rhoads
                          Ten Post Office Square-South
                                Boston, MA 02109

--------------------------------------------------------------------------------
It is proposed that this filing will become effective:

          immediately upon filing pursuant to Rule 485, paragraph (b) on _________________ pursuant to Rule 485, paragraph (b)
  /X/     60 days after filing  pursuant  to Rule 485,  paragraph  (a)(1)
          on  _________________ pursuant to Rule 485, paragraph (a)(1)
          75 days after filing pursuant to Rule 485, paragraph (a)(2)
          on _________________ pursuant to Rule 485, paragraph (a)(2) this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Cutler Equity Income Fund and Cutler Value Fund.

LOGO







                                THE CUTLER TRUST

                                   Prospectus


                                October XX, 1999

                            CUTLER EQUITY INCOME FUND
                                CUTLER VALUE FUND






              Shares of the Funds are offered to investors without
               any sales charge or Rule 12b-1 (distribution) fees.







   The Securities and Exchange Commission has not approved or disapproved any Fund's shares or determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

                                TABLE OF CONTENTS



         RISK/RETURN SUMMARY...........................................       XX

         PERFORMANCE...................................................       XX

         FEE TABLES....................................................       XX

         INVESTMENT OBJECTIVES, STRATEGIES AND RISKS...................       XX

         MANAGEMENT....................................................       XX

         YOUR ACCOUNT..................................................       XX

                  How to Contact the Fund                                     XX
                  General Information                                         XX
                  Buying Shares                                               XX
                  Selling Shares                                              XX
                  Exchange Privileges                                         XX
                  Retirement Accounts                                         XX

         OTHER INFORMATION.............................................       XX

         FINANCIAL HIGHLIGHTS..........................................       XX

RISK/RETURN SUMMARY

INVESTMENT GOAL The investment goal of both Funds, as managed by their investment adviser Cutler & Company, LLC (the "Adviser"), is current income and long-term capital appreciation.

CUTLER EQUITY INCOME FUND

PRINCIPAL INVESTMENT STRATEGY In seeking to meet its investment goal, the Fund invests in stocks that it considers undervalued with respect to their growth prospects relative to the general market.

CUTLER VALUE FUND

PRINCIPAL INVESTMENT STRATEGY In seeking to meet its investment goal, the Fund uses a "value investing" style by investing in the equity securities of companies that the Fund believes are under-priced relative to comparable securities determined by price/earnings ratios, cash flows or other measures.

         [Margin callout:  CONCEPTS TO UNDERSTAND
         Value Investing means to invest in stocks whose market valuations are low relative to their historic valuations and/or comparable companies Price/Earnings Ratio means the ratio of a company's current market capitalization divided by the previous 12 months' earnings per share]

PRINCIPAL RISKS OF INVESTING IN THE FUNDS

You could lose money on your investment in the Funds, or the Funds could under-perform other investments, if any of the following occurs:

     o    The stock market goes down
     o The stock market continues to undervalue the stocks in the Fund's portfolio
     o    The judgment as to the value of a stock proves to be wrong

An  investment  in the Funds is not a deposit  of a bank and is not  insured  or
guaranteed  by  the  Federal   Deposit   Insurance   Corporation  or  any  other
governmental agency.

WHO MAY WANT TO INVEST IN THE FUNDS

You may want to purchase shares of the Funds if:

     o You are willing to tolerate significant changes in the value of your investment
     o    You are pursuing a long-term goal
     o You are willing to accept higher short-term risk for potential long-term returns

The Funds may not be appropriate for you if:

     o You want an investment that pursues market trends or focuses only on particular sectors or industries
     o    You need regular income or stability of principal
     o    You are pursuing a short-term goal or investing emergency reserves

PERFORMANCE

The following charts illustrate the variability of the Funds' returns. These charts and the following tables provide some indication of the risks of investing in the Funds by showing changes in the Funds' performance from year to year and how the Funds' returns compare to a broad measure of market performance. PERFORMANCE INFORMATION REPRESENTS ONLY PAST PERFORMANCE AND DOES NOT NECESSARILY INDICATE FUTURE RESULTS.

The following charts show the annual total return of the Funds for each full calendar year shares of the Funds have operated.

                            Cutler Equity Income Fund


                      [EDGAR representation of bar chart]

                                  Year    Average Annual
                                           Total Return

                                  1993        6.15%
                                  1994       -2.89%
                                  1995       34.42%
                                  1996       18.28%
                                  1997       33.35%
                                  1998       21.48%




The calendar year-to-date return as of September 30, 1999 was XX.XX%

During the periods shown in the chart, the highest quarterly return was 17.84% (for the quarter ended December 31, 1998) and the lowest quarterly return was -7.75% (for the quarter ended September 30, 1998).

                                Cutler Value Fund

                      [EDGAR representation of bar chart]

                                  Year    Average Annual
                                           Total Return

                                  1993        5.94%
                                  1994        0.81%
                                  1995       33.20%
                                  1996       16.89%
                                  1997       33.25%
                                  1998       17.97%

The calendar year-to-date return as of September 30, 1999 was XX.XX%.

During the periods shown in the chart, the highest quarterly return was 16.27% (for the quarter ended June 30, 1997) and the lowest quarterly return was -9.48% (for the quarter ended September 30, 1998).

The following table compares the Funds' average annual total returns as of December 31, 1998 to the S&P 500 Index.



------------------------------------- ----------- ----------- -----------------------------
Year(s)                               1 Year      5 Years     Since Inception (12/30/92)
-------
------------------------------------- ----------- ----------- -----------------------------
------------------------------------- ----------- ----------- -----------------------------
Cutler Equity Income Fund             21.47%      20.11%                 17.45%
------------------------------------- ----------- ----------- -----------------------------
------------------------------------- ----------- ----------- -----------------------------
Cutler Value Fund                     17.97%      19.78%                 17.16%
------------------------------------- ----------- ----------- -----------------------------
------------------------------------- ----------- ----------- -----------------------------
S&P 500 Index(1)                      28.58%      24.03%                 21.59%
------------------------------------- ----------- ----------- -----------------------------

(1)  The S&P  500(R)  Index  is the  Standard  &  Poor's  500  Index,  a  widely
recognized,   unmanaged  index  of  common  stock.   The  index  figures  assume
reinvestment of all dividends paid by stocks included in the index.

FEE TABLES

The following tables describe the various fees and expenses that you will bear if you invest in the Funds.


           ---------------------------------------------------------------------------- -------------------
           Shareholder Fees (fees paid directly from your investment)
           ---------------------------------------------------------------------------- -------------------
           ---------------------------------------------------------------------------- -------------------
                Maximum Sales Charge (Load) Imposed on Purchases                        None
           ---------------------------------------------------------------------------- -------------------
           ---------------------------------------------------------------------------- -------------------
                Maximum Deferred Sales Charge (Load)                                    None
           ---------------------------------------------------------------------------- -------------------
           ---------------------------------------------------------------------------- -------------------
                Maximum Sales Charge (Load) Imposed on Reinvested Distributions         None
           ---------------------------------------------------------------------------- -------------------
                Redemption Fee                                                          None
           ---------------------------------------------------------------------------- -------------------
                Exchange Fee                                                            None
           ---------------------------------------------------------------------------- -------------------

        ------------------------------------------------------------------------------ -------------------
        Annual Fund Operating Expenses(1)
        (expenses that are deducted from Fund assets)
        ------------------------------------------------------------------------------ -------------------
        ------------------------------------------------------------------------------ -------------------
        Cutler Equity Income Fund
        ------------------------------------------------------------------------------ -------------------
        ------------------------------------------------------------------------------ -------------------
             Advisory Fees                                                                   0.75%
        ------------------------------------------------------------------------------ -------------------
        ------------------------------------------------------------------------------ -------------------
             Distribution (12b-1) Fees                                                        None
        ------------------------------------------------------------------------------ -------------------
        ------------------------------------------------------------------------------ -------------------
             Other Expenses                                                                  0.32%
        ------------------------------------------------------------------------------ -------------------
        ------------------------------------------------------------------------------ -------------------
             Total Annual Fund Operating Expenses                                            1.07%
        ------------------------------------------------------------------------------ -------------------
        ------------------------------------------------------------------------------ -------------------
        Cutler Value Fund
        ------------------------------------------------------------------------------ -------------------
        ------------------------------------------------------------------------------ -------------------
             Advisory Fees                                                                   0.75%
        ------------------------------------------------------------------------------ -------------------
        ------------------------------------------------------------------------------ -------------------
             Distribution (12b-1) Fees                                                        None
        ------------------------------------------------------------------------------ -------------------
        ------------------------------------------------------------------------------ -------------------
             Other Expenses                                                                  0.45%
        ------------------------------------------------------------------------------ -------------------
        ------------------------------------------------------------------------------ -------------------
             Total Annual Fund Operating Expenses                                            1.20%
        ------------------------------------------------------------------------------ -------------------

     (1) Based on amounts incurred during the Funds' fiscal year as stated as a percentage of net assets.


EXAMPLE

The following is a hypothetical example intended to help you compare the cost of investing in the Funds to the cost of investing in other mutual funds. This example assumes a $10,000 investment in the Funds, a 5% annual return, the Funds' operating expenses remain the same as stated in the table above, reinvestment of all distributions and redemption at the end of each period. Although your actual costs may be higher or lower, under these assumptions your costs would be:


                           1 Year       3 Years      5 Years       10 Years
                           $109         $340         $590          $1,305

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

CUTLER EQUITY INCOME FUND

INVESTMENT OBJECTIVE

The investment objective of the Fund is to seek current income and long-term capital appreciation.

INVESTMENT STRATEGIES

In seeking to meet its investment goal, the Fund invests in stocks that it considers undervalued with respect to their growth prospects relative to the general market. In order to facilitate this selection process, the Adviser has created its "Approved List".
To be on the Approved List, each company (or its predecessor) must have:

     (1) paid dividends continuously for at least 20 years, without any reduction in the rate;
     (2) commercial paper rated Prime-1 and senior debt rated at least A or determined to be of similar quality by the Adviser;
     (3)  annual sales, assets and market value of at least $1 billion;
     (4) wide ownership among major institutional investors and very liquid markets; and
     (5)  been listed on the New York Stock Exchange.

Under normal conditions, the Fund will invest at least 65% of its total assets in the income producing equity securities in the Approved List.

CUTLER VALUE FUND

INVESTMENT OBJECTIVE

The investment objective of the Fund is current income and long-term capital appreciation.

INVESTMENT STRATEGIES

In seeking to meet its objective, the Fund expects that for most periods a substantial portion, if not all, of its assets will be invested according to the Adviser's "Value" style in a diversified portfolio of common stocks judged by the Adviser to have favorable value to price characteristics relative to their historic valuations and/or comparable companies. The Adviser chooses investments in equity securities based on its judgment of fundamental value. Factors deemed particularly relevant in determining fundamental value include price/earnings ratios, earnings and price histories, balance sheet characteristics and perceived management skills. Changes in economic and political outlooks, as well as individual corporate developments, influence specific security prices.

INVESTMENT POLICIES

For both Funds, the Adviser uses "top down" and "bottom up" approaches and investment selections are made using a rigorous fundamental approach. Top down research involves the study of macro economic trends in the domestic and global economy. These factors help to identify industries and sectors with the potential to outperform as a result of major economic developments. Bottom up research involves detailed analysis of specific companies. Important factors include industry characteristics, profitability, growth dynamics, industry positioning, strength of management, valuation, and expected return on a three to five year holding period.

The Adviser will sell securities for any one of three potential reasons. First, active price targets are maintained on all portfolio holdings. A stock is sold when it exceeds the Adviser's price target. Second, a stock may be sold when a similar company is found by the Adviser to have better potential for price appreciation. Third, the Adviser develops specific views on how industries are likely to evolve and how individual companies will participate in industry growth and change. If the industry moves in an unforeseen direction which negatively impacts the positioning of a particular investment or if the company itself develops a deterioration in their strategy, execution, or industry positioning, the Adviser will sell the stock.

INVESTMENT RISKS

There is no assurance that any Fund will achieve its investment objective and a Fund's net asset value and total return will fluctuate based upon changes in the value of its portfolio securities. Upon redemption, an investment in a Fund may be worth more or less than its original value. No Fund, by itself, provides a complete investment program.

All investments made by the Funds have some risk. Among other things, the market value of any security in which the Funds may invest is based upon the market's perception of value and not necessarily the book value of an issuer or other objective measure of the issuer's worth. Certain investments and investment techniques, however, have additional risks, such as the potential use of leverage by certain Funds through borrowings, securities lending, and other investment techniques.

The Funds may be appropriate investments if you are seeking long-term growth in your investment, and are willing to tolerate significant fluctuations in the value of your investment in response to changes in the market value of the stocks the Funds hold. This type of market movement may affect the price of the securities of a single issuer, a segment of the domestic stock market, or the entire market. The investment style for either or both Funds could fall out of favor with the market. For the most part, the Adviser's Approved List is comprised of larger companies. Therefore, if smaller companies outperformed larger companies, the Cutler Equity Income Fund could under-perform broader equity indexes. Likewise, if "value" stocks decrease in value, there could be a corresponding drop in the net asset value of the Cutler Value Fund.

It is not the Funds' intent, nor has it been their practice, to engage in active and frequent trading of its securities. This type of trading could increase the amount of capital gains realized by the Funds and total securities transactions costs. The Funds may hold cash or cash equivalents such as high quality money market instruments, pending investment and to retain flexibility in meeting redemptions and paying expenses. In addition, in order to respond to adverse market, economic or other conditions, the Funds may assume a temporary defensive position and invest without limit in these instruments. As a result, the Funds may be unable to achieve their investment objectives.

YEAR 2000

Certain computer systems may not process date-related information properly on and after January 1, 2000. The Adviser and the Funds' administrator are addressing this Year 2000 issue and its possible impact on their systems. The Funds' other service providers have informed the Funds that they are taking similar measures. The Year 2000 issue, if not corrected, could adversely affect the services provided to the Funds or the companies in which the Funds invest and, therefore, could lower the value of your shares.

MANAGEMENT

The business of the Funds is managed under the direction of the Board of Trustees (the "Board") of The Cutler Trust (the "Trust"). The Board formulates the general policies of the Funds and meets periodically to review the Funds' performance, monitor investment activities and practices, and discuss other matters affecting the Funds. Additional information regarding the Board, as well as executive officers, may be found in the Statement of Additional Information ("SAI").


THE ADVISER

Cutler & Company, LLC, 503 Airport Road, Medford, Oregon 97504, (the "Adviser") serves as investment adviser to the Funds. Subject to the general control of the Board, the Adviser makes investment decisions for the Funds. For its services, the Adviser receives an advisory fee at an annual rate of 0.75% of the average daily net assets of the Funds.

As of September 30, 1999, the Adviser had over $XX billion of assets under management.

PORTFOLIO MANAGERS

The portfolio managers of the Funds are responsible for the day-to-day investment policy, portfolio management and investment research for the Funds. Their business experience and educational background are as follows:

Kenneth R. Cutler, the Co-Portfolio Manager for the Cutler Equity Income Fund, entered the investment business in 1945. From 1953 to 1962 he was the principal operating and investment officer of two mutual funds. Mr. Cutler has been with the Adviser since he founded it in 1977. Mr. Cutler is the Vice President of the Trust and Chairman of the Board.

John A. Nyheim, the Co-Portfolio Manager for the Cutler Equity Income Fund, received his B.A. from U.C. Berkeley and his M.A. in Economics from Yale University. From 1969 to 1993, Mr. Nyheim was a partner and portfolio manager for Wellington Investment Advisors. In 1994, he formed Nyheim & Associates, an investment firm. He has been a senior portfolio manager with the Adviser since 1996.

Robert W. Lamberti, CFA, the Portfolio Manager for the Cutler Value Fund, received his B.S. from Purdue Univesity and M.B.A. in Finance from Temple University in 1995. From 1993 to 1995, Mr. Lamberti was an Economic Analyst and Treasury Analyst for the Rohm and Haas Company. From 1995 to 1997, Mr. Lamberti was a Senior Financial Analyst in the Emulsion Polymers Division at Air Products and Chemicals, Inc. From 1997 to April 1998, he was a Senior Analyst at Valuation Research Corporation. Mr. Lamberti joined the Adviser as an assistant Portfolio Manager in April 1998.

OTHER SERVICE PROVIDERS

The Forum Financial Group ("Forum") of companies provide various services to the Funds. As of September 30, 1999, Forum provided administration and distribution services to investment companies and collective investment funds with assets of approximately $XX billion.

Forum Fund Services, LLC, a registered broker-dealer and member of the National Association of Securities Dealers, Inc., is the distributor (principal underwriter) of the Funds' shares. The distributor acts as the agent of the Funds in connection with the offering of shares of the Funds. The distributor may enter into arrangements with banks, broker-dealers or other financial institutions through which investors may purchase or redeem shares and may, at its own expense, compensate persons who provide services in connection with the sale or expected sale of shares of the Funds.

Forum Shareholder Services, LLC (the "Transfer Agent") is the Funds' transfer agent.

FUNDS EXPENSES

The Funds pay for all of their expenses. The Adviser or other service providers may voluntarily waive all or any portion of their fees. Any waiver would have the effect of increasing the Funds' performance for the period during which the waiver was in effect.

YOUR ACCOUNT

HOW TO CONTACT THE FUND

Write to us at:
         The Cutler Trust
         P.O. Box 446
         Portland, ME  04112

Telephone us Toll-Free at:
         (888) CUTLER4

Wire investments (or ACH payments) to us at:
         Bankers Trust Company
         New York, New York
         ABA #021001033 For Credit to:
                  Forum Shareholder Services, LLC
                  Account #01-465-547
                  The Cutler Trust: (Name of Fund)
                  (Your Name)
                  (Your Account Number)
                  (Your Social Security number or tax identification number)


GENERAL INFORMATION

You pay no sales charge to purchase or sell (redeem) shares of the Funds. The Funds purchase or sell shares at the net asset value per share, or NAV, next calculated after the Transfer Agent receives your request in proper form. For instance, if the Transfer Agent receives your purchase request in proper form prior to 4 p.m., your transaction will be priced at that day's NAV. If the Transfer Agent receives your purchase request after 4 p.m., your transaction will be priced at the next day's NAV. The Funds will not accept orders that request a particular day or price for the transaction or any other special conditions.

The Funds do not issue share certificates.

You will receive monthly statements and a confirmation of each transaction. You should verify the accuracy of all transactions in your account as soon as you receive your confirmation.

The Funds may temporarily suspend (during unusual market conditions) or discontinue any service or privilege.

WHEN AND HOW NAV IS DETERMINED Each Fund calculates its NAV as of the close of the New York Stock Exchange (normally 4:00 p.m., eastern time) on each weekday except days when the New York Stock Exchange is closed. The time at which NAV is calculated may be changed in case of an emergency or if the New York Stock Exchange closes early. Each Fund's NAV is determined by taking the market value of all securities owned by the Fund (plus all other assets such as cash), subtracting all liabilities and then dividing the result (net assets) by the number of shares outstanding. Each Fund values securities for which market quotations are readily available at current market value. If market quotations are not readily available, then securities are valued at fair value, as determined by the Board.

TRANSACTIONS THROUGH THIRD PARTIES If you invest through a broker or other financial institution, the policies and fees charged by that institution may be different than those of the Funds. Banks, brokers, retirement plans and financial advisers may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Consult a representative of your financial institution or retirement plan for further information.

BUYING SHARES

HOW TO MAKE PAYMENTS All investments must be in U.S. dollars and checks must be drawn on U.S. banks.

         CHECKS For individual or Uniform Gift to Minors Act accounts, the check must be made payable to "The Cutler Trust" or to one or more owners of the account and endorsed to "The Cutler Trust." For all other accounts, the check must be made payable on its face to "The Cutler Trust". No other method of check payment is acceptable (for instance, you may not pay by travelers check).

         ACH PAYMENT Instruct your financial institution to make an ACH (automated clearinghouse) payment to us. These payments typically take two days. Your financial institution may charge you a fee for this service.

         WIRES Instruct your financial institution to make a Federal Funds wire payment to us. Your financial institution may charge you a fee for this service.

MINIMUM INVESTMENTS The Funds accept payments in the following minimum amounts:



                                                  ------------------------- --------------------------
                                                  Minimum Initial           Minimum Additional
                                                  Investment                Investment
           -------------------------------------- ------------------------- --------------------------
           -------------------------------------- ------------------------- --------------------------
           Standard Minimums                      $25,000                   None
           -------------------------------------- ------------------------- --------------------------
           -------------------------------------- ------------------------- --------------------------
           Traditional and Roth IRA Accounts      $2,000                    None
           -------------------------------------- ------------------------- --------------------------
           -------------------------------------- ------------------------- --------------------------
           Automatic Investment Plans             $25,000                   $100
           -------------------------------------- ------------------------- --------------------------
           -------------------------------------- ------------------------- --------------------------
           Exchange Privileges                    $2,500                    None
           -------------------------------------- ------------------------- --------------------------


The Adviser or the Funds' administrator may, at their discretion, waive the above investment minimums.

ACCOUNT REQUIREMENTS

------------------------------------------------------------ ---------------------------------------------------------
TYPE OF ACCOUNT                                              REQUIREMENTS
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
INDIVIDUAL, SOLE PROPRIETORSHIP AND JOINT ACCOUNTS           o    Joint  accounts  can  have  two or more  owners
Individual  accounts  are owned by one person,  as are sole       (tenants)
proprietorship accounts.                                     o    Instructions  must  be  signed  by all  persons
                                                                  required   to  sign  (you  choose  who  must  sign)
                                                                  exactly as their names appear on the account
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
GIFTS OR TRANSFERS TO A MINOR  (UGMA,  UTMA)                 o    Depending on state laws,  you can set up a custodial
These  custodial  accounts  provide a way to give                 account under the Uniform Gift to Minors Act or the
money to achild and obtain tax benefits.  You can                 Uniform  Transfers  to Minors Act
give up to $10,000  a year per child without
paying  Federal  gift tax.                                   o    The trustee  must sign  instructions  in a
                                                                  manner indicating trustee capacity
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
BUSINESS ENTITIES                                            o    For   entities   with   officers,   provide  an
                                                                  original or  certified  copy of a  resolution  that
                                                                  identifies the authorized signers for the account
                                                             o    For   entities with  partners or other
                                                                  interested parties, provide a certified partnership
                                                                  agreement   or organizational document,   or certified
                                                                  pages from the  partnership agreement   or organizational
                                                                  document, that identify   the partners    or interested
                                                                  parties

------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
TRUSTS                                                        o   The  trust  must  be   established   before  an
                                                                  account can be opened
                                                              o   Provide  a  certification  for  trust,  or  the
                                                                  pages from the trust  document  that  identify  the
                                                                  trustees
------------------------------------------------------------ ---------------------------------------------------------

INVESTMENT PROCEDURES

------------------------------------------------------------ ---------------------------------------------------------
TO OPEN AN ACCOUNT                                           TO ADD TO YOUR ACCOUNT
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
BY CHECK                                                     BY CHECK
o         Call or write us for an account application         o        Fill   out   an   investment    slip   from   a
o         Complete the application                                     confirmation statement or
o         Mail us your application and a check                o        Write a letter to us
                                                              o        Mail us the slip (or your letter) and a check
BY WIRE                                                       o        Write your account number on your check
o         Call or write us for an account application
o         Complete the application
o         Call us and you will be assigned an account number  BY WIRE
o         Mail us your application                            o        Call to notify us of your incoming wire
o         Instruct your bank to wire your money to us         o        Instruct your bank to wire your money to us

BY ACH PAYMENT
o         Call or write us for an account application
o         Complete the application                            BY AUTOMATIC INVESTMENT
o         Call us and you will be assigned an account number  o        Call or write us for an "Automatic  Investment"
o         Mail us your application                                     form
o         Make an ACH payment                                 o        Complete the form
                                                              o        Attach a voided check to your form
                                                              o        Mail us the form and the voided check
------------------------------------------------------------ ---------------------------------------------------------

AUTOMATIC INVESTMENTS You may invest a specified amount of money in a Fund once or twice a month on specified dates. These payments are taken from your bank account by ACH payment. Automatic investments must be for at least $100.

LIMITATIONS ON PURCHASES The Funds reserve the right to refuse any purchase (including exchange) request, particularly requests that could adversely affect the Funds or their operations. This includes those from any individual or group who, in the Funds' view, is likely to engage in excessive trading (usually defined as more than four exchanges out of the Funds within a calendar year).

CANCELED OR FAILED PAYMENTS The Funds accept checks and ACH transfers at full value subject to collection. If your payment for shares is not received or you pay with a check or ACH transfer that does not clear, your purchase will be canceled. You will be responsible for any losses or expenses incurred by a Fund or the Transfer Agent, and the Fund may redeem other shares you own in the account as reimbursement. The Funds and their agents have the right to reject or cancel any purchase, exchange, or redemption due to nonpayment.

SELLING SHARES

The Funds process redemption orders promptly. You will generally receive redemption proceeds within a week. Delays may occur in cases of very large redemptions, excessive trading or during unusual market conditions. If a Fund has not yet collected payment for the shares you are selling, however, it may delay sending redemption proceeds for up to 15 calendar days.

--------------------------------------------------------------------------------
TO SELL SHARES FROM YOUR ACCOUNT
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
BY MAIL
o        Prepare a written request including:
     o        Your name(s) and signature(s)
     o        Your account number
     o        The Fund name
     o        The dollar amount or number of shares you want to sell
     o        How and where to send your proceeds
o        Obtain a signature guarantee (if required)
o        Obtain other documentation (if required)
o        Mail us your request and documentation
BY WIRE
o        Wire requests are only available if:
     o        You have elected wire redemption privileges and
     o        Your request is for $10,000 or more
o Call us with your request (if you have elected telephone redemption privileges - See "By Telephone") or
o        Mail us your request (See "By Mail")
BY TELEPHONE
o Telephone requests are only available if you have elected telephone redemption privileges
o        Call us with your request
o        Provide the following information:
     o         Your account number
     o         Exact name(s) in which account is registered
     o         Additional forms of identification
o        Your proceeds will be:
     o         Mailed to you or
     o Wired to you (if you have elected wire redemption privileges - See "By Wire")
AUTOMATICALLY
o         Call or write us for an "Automatic Redemption" form
o         Attach a voided check to your form
o         Mail us your form and the voided check
--------------------------------------------------------------------------------

TELEPHONE REDEMPTION PRIVILEGES You may only request your shares by telephone if you elect telephone redemption privileges on your account application or a separate form. You may be responsible for any fraudulent telephone order as long as the Transfer Agent takes reasonable measures to verify the order.

WIRE REDEMPTION PRIVILEGES You may only request your shares by wire if you elect wire redemption privileges on your account application or a separate form. The minimum amount you may request by wire is $10,000. If you wish to make your wire request by telephone, you must also elect telephone redemption privileges.

AUTOMATIC REDEMPTION If you own shares of the Fund with an aggregated value of at least $10,000, you may request a specified amount of money from your account once a month or once a quarter on a specified date. These payments are sent from your account to a designated bank account by ACH payment. Automatic requests must be for at least $100.

SIGNATURE GUARANTEE REQUIREMENTS To protect you and the Funds against fraud, signatures on certain requests must have a "signature guarantee." For requests made in writing a signature guarantee is required for any of the following:

     o    Any written redemption
     o    Changes to a shareholder's record name or address
     o Redemption from an account for which the address or account registration has changed within the last 30 days o Sending proceeds to any person, address, brokerage firm or bank account not on recor
     o Sending proceeds to an account with a different registration (name or ownership) from yours
     o Changes to automatic investment or redemption, distribution, telephone requests or exchange option or any other election in connection with your account

A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public.

SMALL  ACCOUNTS If the value of your account falls below $10,000 (not  including
IRAs), the Funds may ask you to increase your balance. If the account value is still below $10,000 after 60 days, the Funds may close your account and send you the proceeds. The Funds will not close your account if it falls below these amounts solely as a result of a reduction in your account's market value.

REDEMPTION IN KIND The Funds reserve the right to make redemptions "in kind" -- payment of redemption proceeds in portfolio securities rather than cash -- if the amount requested is large enough to affect Fund operations (for example, if it represents more than 1% of the Fund's assets).

LOST ACCOUNTS The Transfer Agent will consider your account "lost" if correspondence to your address of record is returned as undeliverable, unless the Transfer Agent determines your new address. When an account is "lost," all distributions on the account will be reinvested in additional shares of the Funds. In addition, the amount of any outstanding (unpaid for six months or more) checks for distributions that have been returned to the Transfer Agent will be reinvested and the checks will be canceled.

EXCHANGE PRIVILEGES

You may sell your Fund shares and buy shares of the other Fund, also known as an exchange, by telephone or in writing. You may exchange Fund shares for Investors Bond Fund or Daily Assets Government Fund (series of the Forum Funds). The minimum amount that is required to open an account in the Fund through an exchange with another fund is $2,500. Because exchanges are treated as a sale and purchase, they may have tax consequences. There is no charge for the exchange privilege or limitation as to frequency of exchanges.

Requirements Exchanges may be made only between identically registered accounts (name(s), address and taxpayer ID number). There is currently no limit on exchanges, but the Fund reserves the right to limit exchanges.

--------------------------------------------------------------------------------
How to Exchange
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
By Mail
     o    Prepare a written request including:
          o    Your name(s) and signature(s)
          o    Your account number
          o    The names of the funds out of and into which you are exchanging
          o    The dollar amount or number of shares you want to exchange
     o If opening a new account, complete an account application if you are requesting different shareholder privileges
     o    Mail us your request and documentation

By Telephone
     o Telephone exchanges are only available if you have elected telephone redemption/exchange privileges
     o    Call us with your request
     o    Provide the following information:
          o    Your account number
          o    Exact name(s) in which account is registered
          o    Additional form of identification
--------------------------------------------------------------------------------

RETIREMENT ACCOUNTS

The Funds offer IRA accounts, including traditional and Roth IRAs. Fund shares may also be an appropriate investment for other retirement plans. Before investing in any IRA or other retirement plan, you should consult your tax adviser. Whenever making an investment in an IRA, be sure to indicate the year in which the contribution is made.

OTHER INFORMATION

DISTRIBUTIONS

Each Fund distributes its net investment income quarterly. Any net capital gain realized by a Fund will be distributed at least annually.

All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested. Shares become entitled to receive distributions on the day after the shares are issued.

TAXES

Each Fund operates in a manner such that it will not be liable for Federal income or excise tax.

Distributions of net investment income or short-term capital gain are taxable to you as ordinary income. Distributions of long-term capital gain are taxable to you as long-term capital gain, regardless of how long you have held your shares. Distributions may also be subject to state and local taxes.

All distributions reduce the net asset value of a Fund's shares by the amount of the distribution. If you purchase shares prior to these distributions, you are taxed on the distribution even though the distribution represents a return of your investment. The sale or exchange of Fund shares is a taxable transaction for Federal income tax purposes.

The Funds will mail reports containing information about the Funds' distributions during the year to you after December 31 of each year. Consult your tax adviser about the Federal, state and local tax consequences in your particular circumstances.

ORGANIZATION

The Cutler Trust is a Delaware business trust that is registered with the SEC as an open-end, management investment company (a "mutual fund"). The Funds are the only two series of The Cutler Trust. It is not intended that meetings of shareholders be held except when required by Federal or Delaware law and all shareholders of each Fund are entitled to vote at shareholders' meetings unless a matter is determined to affect only a specific Fund (such as approval of an advisory agreement for a Fund). From time to time, large shareholders may control a Fund.

FINANCIAL HIGHLIGHTS

The following table is intended to help you understand each Fund's financial performance for the past five years. Total return in the table represents the rate an investor would have earned (or lost) on an investment in the Funds (assuming the reinvestment of all distributions). This information has been audited by Deloitte & Touche LLP. The Funds' financial statements and the auditor's report are included in the Annual Report, which is available upon request, without charge.



                                                                        Year Ended
CUTLER EQUITY INCOME FUND                                                June 30,
                                                    1999        1998         1997         1996         1995
                                            ------------- ----------- ------------ ------------ ------------
SELECTED DATA FOR A SINGLE SHARE
Beginning Net Asset Value                         $17.60      $16.06       $12.95       $10.96        $9.56
Income From Investment Operations
     Net investment income                          0.12        0.19         0.24         0.35      0.36(a)
     Net gain (loss) on securities
         (realized and unrealized)                  2.06        3.05         4.30         2.13         1.40
Total From Investment Operations                    2.18        3.24         4.54         2.48         1.76
Less Distributions
     From net investment income                   (0.12)      (0.19)       (0.24)       (0.35)       (0.34)
     From capital gain                            (3.95)      (1.51)       (1.19)       (0.14)       (0.02)
Total Distributions                               (4.07)      (1.70)       (1.43)       (0.49)       (0.36)
Ending Net Asset Value                            $15.71      $17.60       $16.06       $12.95       $10.96

OTHER INFORMATION
Ratios to Average Net Assets:
     Expenses                                      1.07%       1.10%        1.17%        0.98%        0.97%
     Net investment income                         0.76%       1.14%        1.67%        2.81%        3.49%
Total Return                                      15.48%      21.60%       37.65%       22.93%       18.63%
Portfolio Turnover Rate                           58.94%     118.59%       23.22%       57.08%       43.37%
Net Assets at End of Period (in thousands)       $74,499     $77,482      $62,523      $46,285      $41,470

(a)      Calculated using the weighted average number of shares outstanding.


                                                                          Year Ended
CUTLER VALUE FUND                                                          June 30,
                                                     1999         1998         1997         1996        1995
                                            -------------- ------------ ------------ ------------ -----------
SELECTED DATA FOR A SINGLE SHARE
Beginning Net Asset Value                          $21.02       $18.33       $14.18       $11.71       $9.78
Income From Investment Operations
     Net investment income                           0.14         0.13         0.18         0.21     0.24(a)
     Net gain (loss) on securities
         (realized and unrealized)                   2.73         4.19         4.20         2.47        1.92
Total From Investment Operations                     2.87         4.32         4.38         2.68        2.16
Less Distributions
     From net investment income                    (0.14)       (0.13)       (0.18)       (0.21)      (0.23)
     From capital gain                             (4.82)       (1.50)       (0.05)         0.00        0.00
Total Distributions                                (4.96)       (1.63)       (0.23)       (0.21)      (0.23)
Ending Net Asset Value                             $18.93       $21.02       $18.33       $14.18      $11.71

OTHER INFORMATION
Ratios to Average Net Assets:
     Expenses                                       1.20%        1.24%        1.25%        1.05%       1.00%
     Expenses (gross) (b)                           1.20%        1.24%        1.25%        1.13%       1.23%
     Net investment income                          0.80%        0.65%        1.15%        1.65%       2.20%
Total Return                                       18.10%       24.90%       31.18%       23.01%      22.33%
Portfolio Turnover Rate                           110.02%       49.61%        3.86%        8.97%      23.42%
Net Assets at End of Period (in thousands)        $40,125      $41,085      $35,277      $30,248     $21,890


(a)  Calculated using the weighted average number of shares outstanding.

(b) Reflects expense ratio in the absence of expense reimbursement and fee waivers.

                           FOR MORE INFORMATION                             LOGO

         The following documents are available free upon request:


                        Annual/Semi-Annual Reports
  Additional information about the Funds' investments is available in the
   Funds' annual and semi-annual reports to shareholders. In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during its last fiscal year.

                Statement of Additional Information ("SAI") The SAI provides more detailed information about the Funds and is incorporated by reference into this Prospectus.

    You can get free copies of both reports and the SAI, request other information and discuss your questions about the Funds by contacting your broker or the Funds at:

                             The Cutler Trust
                            Two Portland Square
                           Portland, Maine 04101
                               (888) CUTLER4
                              (207) XXX-XXXX

  You can also review the Funds' reports and SAIs at the Public Reference Room of the Securities and Exchange Commission. You can get copies, for a fee, by writing to or calling the following:

                                                                The Cutler Trust
                                                                    P.O. Box 446
                                                              Portland, ME 04112
                                                                   (888) CUTLER4
                                                                  (207) XXX-XXXX

                                                                       Web Site:
                                                           http://www.cutler.com

                           Public Reference Room
                    Securities and Exchange Commission
                        Washington, D.C. 20549-6009
                          Telephone: 800-SEC-0330

    Free copies are available from the Commission's Internet website at
                            http://www.sec.gov.



                 Investment Company Act File No. 811-7242.

                       STATEMENT OF ADDITIONAL INFORMATION

                                October XX, 1999

                                THE CUTLER TRUST


FUND INFORMATION:

The Cutler Trust
P.O. Box 446
Portland, ME  04112
(888) CUTLER4
(207) XXX-XXXX
http://www.cutler.com

INVESTMENT ADVISER:

Cutler & Company, LLC
503 Airport Road
Medford, Oregon  97504
(541) 770-9000
(800) 228-8537


ACCOUNT INFORMATION AND SHAREHOLDER SERVICES:

Forum Shareholder Services, LLCSM
Two Portland Square
Portland, Maine  04101
Toll free (888) CUTLER4



         This Statement of Additional Information, or SAI, supplements the Prospectus dated October XX, 1999, as may be amended from time to time, offering shares of the Cutler Equity Income Fund and the Cutler Value Fund (each a "Fund" and collectively the "Funds"), two portfolios of The Cutler Trust (the "Trust"). This SAI is not a prospectus and should only be read in conjunction with a prospectus. The Prospectus may be obtained by an investor without charge by contacting the Trust's Shareholder Servicing Agent at the address listed above.

         Financial Statements for the Funds for the year ended June 30, 1999 included in the Annual Report to shareholders, are incorporated into this SAI by reference. Copies of the Annual Report may be obtained, without charge, upon request by contacting shareholder services at the address or telephone number listed above.

TABLE OF CONTENTS
                                                                            Page



1.   Investment Policies..................................................     X
2.   Investment Limitations...............................................     X
3.   Performance Data and Advertising.....................................     X
4.   Management...........................................................     X
5.   Portfolio Transactions...............................................     X
6.   Additional Purchase and Redemption Information.......................     X
7.   Taxation.............................................................     X
8.   Other Matters........................................................     X
9.   Appendix A - Description of Securities Ratings.......................   A-1
10.  Appendix B - Miscellaneous Tables....................................   B-1
11.  Appendix C - Performance Data........................................   C-1

                                    GLOSSARY

         "Adviser" means Cutler & Company, LLC

         "Board" means the Board of Trustees of the Trust.

         "Code" means the Internal Revenue Code of 1986, as amended.

         "Custodian" means Forum Trust, LLC, custodian of the Funds' assets.

         "FAdS" means Forum Administrative  Services, LLC, administrator of the
          Funds.

         "Fitch" means Fitch IBCA, Inc.

         "FAcS" means Forum Accounting Services, LLC, fund accountant of the Funds.

         "FFS" means Forum Fund Services, LLC, distributor of the Funds' shares.

         "Funds" means the Cutler Equity Income Fund and the Cutler Value Fund

         "Moody's" means Moody's Investors Service.

         "NAV" means net asset value.

         "NRSRO" means a nationally recognized statistical rating organization.

         "SEC" means the U.S. Securities and Exchange Commission.

         "S&P" means Standard & Poor's.

         "Transfer Agent" means Forum Shareholder Services, LLC, the transfer agent and distribution disbursing agent of the Funds.

         "Trust" means The Cutler Trust.

         "U.S. Government Securities" means obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

         "U.S. Treasury Securities" means obligations issued or guaranteed by the U.S. Treasury.

         "1933 Act" means the Securities Act of 1933, as amended.

         "1940 Act" means the Investment Company Act of 1940, as amended.

                        1. INVESTMENT POLICIES AND RISKS

         The following discussion supplements the disclosure in the prospectus about the Funds' investment techniques, strategies and risks. The Funds are designed for investment of that portion of an investor's funds that can appropriately bear the special risks associated with certain types of investments (e.g., investments in equity securities). The Funds expect that for most periods, a substantial portion, if not all, of their assets will be invested in diversified portfolios of common stocks judged by the Adviser to have favorable value to price characteristics.

A.       SECURITY RATINGS INFORMATION


The Funds may invest in fixed income securities. The Funds' investments in fixed income securities are subject to credit risk relating to the financial condition of the issuers of the securities that each Fund holds. The Funds will primarily invest in "investment grade" securities. "Investment grade" means rated in the top four long-term rating categories or top two short-term rating categories by an NRSRO, or unrated and determined by the Adviser to be of comparable quality. The lowest long-term ratings that are investment grade for corporate bonds, including convertible bonds, are "Baa" in the case of Moody's and "BBB" in the case of S&P and Fitch; for preferred stock are "Baa" in the case of Moody's and "BBB" in the case of S&P and Fitch; and for short-term debt, including commercial paper, are Prime-2 (P-2) in the case of Moody's, "A-2" in the case of S&P and "F-2" in the case of Fitch.


Unrated securities may not be as actively traded as rated securities. A Fund may retain securities whose rating has been lowered below the lowest permissible rating category (or that are unrated and determined by the Adviser to be of comparable quality to securities whose rating has been lowered below the lowest permissible rating category) if the Adviser determines that retaining such security is in the best interests of the Fund. Because a downgrade often results in a reduction in the market price of the security, sale of a downgraded security may result in a loss.

Moody's, S&P and other NRSROs are private services that provide ratings of the credit quality of debt obligations, including convertible securities. A description of the range of ratings assigned to various types of bonds and other securities by several NRSROs is included in Appendix A to this SAI. The Funds may use these ratings to determine whether to purchase, sell or hold a security. Ratings are general and are not absolute standards of quality. Securities with the same maturity, interest rate and rating may have different market prices. If an issue of securities ceases to be rated or if its rating is reduced after it is purchased by a Fund (neither event requiring sale of such security by a Fund
- except in certain cases with respect to the Funds), the Adviser will determine whether the Fund should continue to hold the obligation. To the extent that the ratings given by a NRSRO may change as a result of changes in such organizations or their rating systems, Investment Adviser will attempt to substitute comparable ratings. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings. An issuer's current financial condition may be better or worse than a rating indicates.

B.       TEMPORARY DEFENSIVE POSITION

The Funds may assume a temporary defensive position and may invest without limit in commercial paper and other money market instruments that are of prime quality. Prime quality instruments are those instruments that are rated in one of the two highest rating categories by an NRSRO or, if not rated, determined by the Adviser to be of comparable quality.

Money market instruments usually have maturities of one year or less and fixed rates of return. The money market instruments in which a Fund may invest include U.S. Government Securities, time deposits, bankers acceptances and certificates of deposit of depository institutions (such as banks), corporate notes and short-term bonds and money market mutual funds. The Funds may only invest in money market mutual funds to the extent permitted by the 1940 Act.

The money market instruments in which the Funds may invest may have variable or floating rates of interest. These obligations include master demand notes that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangement with the issuer of the instrument. The issuer of these obligations often has the right, after a given period, to prepay the outstanding principal amount of the obligations upon a specified number of days' notice. These obligations generally are not traded, nor generally is there an established secondary market for these obligations. To the extent a demand note does not have a 7-day or shorter demand feature and there is no readily available market for the obligation, it is treated as an illiquid security.

C.       CONVERTIBLE SECURITIES

The Funds may invest in convertible securities.

1.       In General

Convertible securities, which include convertible debt, convertible preferred stock and other securities exchangeable under certain circumstances for shares of common stock, are fixed income securities or preferred stock which generally may be converted at a stated price within a specific amount of time into a specified number of shares of common stock. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted, or exchanged. Before conversion, convertible securities have characteristics similar to nonconvertible debt securities or preferred equity in that they ordinarily provide a stream of income with generally higher yields than do those of common stocks of the same or similar issuers. These securities are usually senior to common stock in a company's capital structure, but usually are subordinated to non-convertible debt securities.

Convertible securities have unique investment characteristics in that they generally have higher yields than common stocks, but lower yields than comparable non-convertible securities. Convertible securities are less subject to fluctuation in value than the underlying stock since they have fixed income characteristics; and they provide the potential for capital appreciation if the market price of the underlying common stock increases.

A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security held by a Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party.

2.       Risks

Investment in convertible securities generally entails less risk than investment in the issuer's common stock. The extent to which such risk is reduced, however, depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.

3.       Value of Convertible Securities

The value of a convertible security is a function of its "investment value" and its "conversion value". The investment value of a convertible security is determined by comparing its yield with the yields of other securities of comparable maturity and quality that do not have a conversion privilege. The conversion value is the security's worth, at market value, if converted into the underlying common stock. The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may affect the convertible security's investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value and generally the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. In addition, a convertible security generally will sell at a premium over its conversion value determined by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.

D.       ILLIQUID AND RESTRICTED SECURITIES

The Funds may not invest in illiquid securities.

1.       In General

The term "illiquid securities" means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities. Illiquid securities include repurchase agreements not entitling the holder to payment of principal within seven days, purchased over-the-counter options, securities which are not readily marketable and restricted securities. Restricted securities, except as otherwise determined by the Adviser, are securities subject to contractual or legal restrictions on resale because they have not been registered under the 1933 Act.

2.       Risks

Certain risks are associated with holding illiquid and restricted securities. For instance, limitations on resale may have an adverse effect on the marketability of a security and a Fund might also have to register a restricted security in order to dispose of it, resulting in expense and delay. A Fund might not be able to dispose of restricted or illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions. There can be no assurance that a liquid market will exist for any security at any particular time. Any security, including securities determined by the Adviser to be liquid, can become illiquid.

3.       Determining Liquidity

The Board has the ultimate responsibility for determining whether specific securities are liquid or illiquid and has delegated the function of making determinations of liquidity to the Adviser, pursuant to guidelines approved by the Board. The Adviser determines and monitors the liquidity of the portfolio securities and reports periodically on its decisions to the Board. The Adviser takes into account a number of factors in reaching liquidity decisions, including but not limited to: (1) the frequency of trades and quotations for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer.

An institutional market has developed for certain restricted securities. Accordingly, contractual or legal restrictions on the resale of a security may not be indicative of the liquidity of the security. If such securities are eligible for purchase by institutional buyers in accordance with Rule 144A under the 1933 Act or other exemptions, the Adviser may determine that the securities are not illiquid.

E.       WARRANTS

The Funds may invest in warrants, which entitle the holder to buy equity securities at a specific price for a specific period of time.

1.       Risks

Warrants may be considered more speculative than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the securities that may be purchased nor do they represent any rights in the assets of the issuing company. Investments in warrants involve certain additional risks, including the possible lack of a liquid market for the resale of the warrants, potential price fluctuations as a result of speculation or other factors and failure of the price of the underlying security to reach a level at which the warrant can be prudently exercised (in which case the warrant may expire without being exercised, resulting in the loss of the Funds' entire investment therein).


                            2. INVESTMENT LIMITATIONS

For purposes of all investment policies of the Funds: (1) the term 1940 Act includes the rules thereunder, SEC interpretations and any exemptive order upon which the Funds may rely; and (2) the term Code includes the rules thereunder, IRS interpretations and any private letter ruling or similar authority upon which the Funds may rely.

Except as required by the 1940 Act, if a percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market values of the Funds' assets, the change in status of a security or purchases and redemptions of shares will not be considered a violation of the limitation.

A fundamental policy of the Funds cannot be changed without the affirmative vote of the lesser of: (1) 50% of the outstanding shares of the Funds; or (2) 67% of the shares of the Funds present or represented at a shareholders meeting at which the holders of more than 50% of the outstanding shares of the Funds are present or represented. The Board may change a nonfundamental policy of the Funds be without shareholder approval.

A.  FUNDAMENTAL LIMITATIONS

Each  Fund  has  adopted  the  following  investment   limitations,   which  are
fundamental policies of the Funds. The Funds may not:

1.       Issuance of Senior Securities

Issue senior securities except as appropriate to evidence indebtedness that the Funds may be permitted to incur, and provided that the Funds may issue shares of series or classes that the Board may establish.

2.       Concentration

Purchase a security other than a U.S. Government Security if, immediately after the purchase, more than 25% of the value of a Fund's total assets would be invested in the securities of issuers having their principal business activities in the same industry.

3.       Diversification

With respect to 75% of its assets, purchase a security other than an obligation issued or guaranteed as to principal and interest by the United States Government, its agencies or instrumentalities ("U.S. Government Securities") if, as a result, more than 5% of the Fund's total assets would be invested in the securities of a single issuer.

4.       Underwriting Activities

Underwrite securities of other issuers, except to the extent that the Fund may be considered to be acting as an underwriter in connection with the disposition of portfolio securities.

5.       Purchases and Sales of Real Estate

Purchase or sell real estate or any interest therein, except that the Fund may invest in debt obligations secured by real estate or interests therein or issued by companies that invest in real estate or interests therein.

6.       Purchases and Sales of Commodities

Purchase or sell physical commodities or contracts relating to physical commodities; borrow money; purchase or write options or invest in futures contracts; or purchase securities on margin or make short sales of securities, except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities.

7.       Making Loans

Enter into repurchase agreements, lend securities or otherwise make loans; except through the purchase of debt securities that may be purchased by the Funds.


8.       Foreign Securities


The Cutler Equity Income Fund may not invest in the securities of foreign issuers or purchase securities through a foreign market. The Cutler Value Fund may invest in the securities of foreign issuers.


B.       NONFUNDAMENTAL LIMITATIONS

Each Fund has adopted the following nonfundamental investment limitations that may be changed by the Board without shareholder approval. Each Fund may not:

1. Invest in securities (other than fully-collateralized debt obligations) issued by companies that have conducted continuous operations for less than three years, including the operations of predecessors (unless guaranteed as to principal and interest by an issuer in whose securities the Fund could invest) if, as a result, more than 5% of the value of the Fund's total assets would be so invested.

2. Invest in or hold securities of any issuer other than the Fund if, to the Fund's knowledge, those Trustees and officers of the Trust or the Fund's investment adviser, individually owning beneficially more than 1/2 of 1% of the securities of the issuer, in the aggregate own more than 5% of the issuer's securities.

3. Invest in oil, gas or other mineral exploration or development programs, or leases, or in real estate limited partnerships; provided that the Fund may invest in securities issued by companies engaged in such activities.

4. Acquire securities that are not readily marketable ("illiquid") or are subject to restrictions on the sale of such securities to the public without registration under the Securities Act of 1933.

                       3. PERFORMANCE DATA AND ADVERTISING

A.       PERFORMANCE DATA

The Funds may quote  performance  in various ways. All  performance  information
supplied  in  advertising,  sales  literature,   shareholder  reports  or  other
materials is historical and is not intended to indicate future returns.

The Funds may compare any of their performance information with:

o Data published by independent evaluators such as Morningstar, Inc., Lipper, Inc., IBC Financial Data, Inc., CDA/Wiesenberger or other companies which track the investment performance of investment companies ("Fund Tracking Companies").

o        The performance of other mutual funds.


o The performance of recognized stock, bond and other indices, including, but not limited to, the Standard & Poor's 500(R) Index, the Russell 2000(R) Index, the Russell MidcapTM Index, the Russell 1000(R) Value Index, the Russell 2500(R) Index, the Dow Jones Industrial Average, the Salomon Brothers Bond Index, the Shearson Lehman Bond Index, U.S. Treasury bonds, bills or notes and changes in the Consumer Price Index as published by the U.S. Department of Commerce.

Performance information may be presented numerically or in a table, graph, or similar illustration.

Indices are not used in the management of the Funds but rather are standards by which the Funds' Adviser and shareholders may compare the performance of the Funds to an unmanaged composite of securities with similar, but not identical, characteristics as the Funds.

The Funds may refer to: (1) general market performances over past time periods such as those published by Ibbotson Associates (for instance, its "Stocks, Bonds, Bills and Inflation Yearbook"); (2) mutual fund performance rankings and other data published by Fund Tracking Companies; and (3) material and comparative mutual fund data and ratings reported in independent periodicals, such as newspapers and financial magazines.

The Funds' performance will fluctuate in response to market conditions and other factors.

The Funds' performance may be quoted in terms of yield or total return. The Funds' yield is a way of showing the rate of income the Funds earn on their investments as a percentage of the Funds' share price. To calculate standardized yield, each Fund takes the income it earned from its investments for a 30-day period (net of expenses), divides it by the average number of shares entitled to receive dividends, and expresses the result as an annualized percentage rate based on the Fund's share price at the end of the 30-day period.

A listing of certain performance data as of or June 30, 1999 is contained in Appendix C -- Performance Data.

B.       PERFORMANCE CALCULATIONS

The Funds' performance may be quoted in terms of yield or total return.

1.       SEC Yield

Standardized SEC yields for the Funds used in advertising are computed by dividing the Funds' interest income (in accordance with specific standardized rules) for a given 30 day or one month period, net of expenses, by the average number of shares entitled to receive income distributions during the period, dividing this figure by the Funds' net asset value per share at the end of the period and annualizing the result (assuming compounding of income in accordance with specific standardized rules) in order to arrive at an annual percentage rate.

Capital gains and losses generally are excluded from these calculations.

Income calculated for the purpose of determining the Funds' yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yield quoted for the Funds may differ from the rate of distribution of income from the Funds over the same period or the rate of income reported in the Funds' financial statements.

Although published yield information is useful to investors in reviewing the Funds' performance, investors should be aware that the Funds' yield fluctuates from day to day and that the Funds' yield for any given period is not an indication or representation by the Funds of future yields or rates of return on the Funds' shares. Financial intermediaries may charge their customers that invest in the Funds fees in connection with that investment. This will have the effect of reducing the Funds' after-fee yield to those shareholders.

The yields of the Funds are not fixed or guaranteed, and an investment in the Funds is not insured or guaranteed. Accordingly, yield information should not be used to compare shares of the Funds with investment alternatives, which, like money market instruments or bank accounts, may provide a fixed rate of interest. Also, it may not be appropriate to compare the Funds' yield information directly to similar information regarding investment alternatives which are insured or guaranteed.

Yield quotations are based on amounts invested in the Funds net of any applicable sales charges that may be paid by an investor. A computation of yield that does not take into account sales charges paid by an investor would be higher than a similar computation that takes into account payment of sales charges. The Funds charge no sales charges.

Yield is calculated according to the following formula:
                    a - b
         Yield = 2[(------ + 1)6  - 1]
                     cd
         Where:

     a    = dividends and interest earned during the period
     b    = expenses accrued for the period (net of reimbursements)
     c    = the average  daily  number of shares  outstanding  during the period that were entitled to receive dividends
     d    = the maximum offering price per share on the last day of the period

2.       Total Return Calculations

The Funds' total return shows their overall change in value, including changes in share price and assuming all of the Funds' distributions are reinvested.

AVERAGE ANNUAL TOTAL RETURN. Average annual total return is calculated using a formula prescribed by the SEC. To calculate standard average annual total returns, the Funds: (1) determine the growth or decline in value of a hypothetical historical investment in the Funds over a stated period; and (2) calculate the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative return of 100% over ten years would produce an average annual total return of 7.18%. While average annual returns are a convenient means of comparing investment alternatives, investors should realize that performance is not constant over time but changes from year to year, and that average annual returns represent averaged figures as opposed to the actual year-to-year performance of the Funds.

Average annual total return is calculated according to the following formula:

         P(1+T) n = ERV

         Where:

     P    = a hypothetical initial payment of $1,000
     T    = average annual total return
     N    = number of years
     ERV  = ending  redeemable  value:   ERV is  the  value,  at the  end of the
            applicable period, of a hypothetical $1,000 payment made at the beginning of the applicable period

Because average annual returns tend to smooth out variations in the Funds' returns, shareholders should recognize that they are not the same as actual year-by-year results.

OTHER MEASURES OF TOTAL RETURN. Standardized total return quotes may be accompanied by non-standardized total return figures calculated by alternative methods.

         The Funds may quote unaveraged or cumulative total returns, which reflect the Funds' performance over a stated period of time.

         Total returns may be stated in their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return.

Any total return may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments and/or a series of redemptions over any time period.

Period total return is calculated according to the following formula:

         PT = (ERV/P-1)

          Where: PT = period total return
          The other definitions are the same as in average annual total return above

B.       OTHER MATTERS

The Funds may also include various information in its advertising, sales literature, shareholder reports or other materials including, but not limited to: (1) portfolio holdings and portfolio allocation as of certain dates, such as portfolio diversification by instrument type, by instrument, by location of issuer or by maturity; (2) statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed by an investor to meet specific financial goals, such as funding retirement, paying for children's education and financially supporting aging parents; (3) information (including charts and illustrations) showing the effects of compounding interest (compounding is the process of earning interest on principal plus interest that was earned earlier; interest can be compounded at different intervals, such as annually, quarterly or daily); (4) information relating to inflation and its effects on the dollar; (for example, after ten years the purchasing power of $25,000 would shrink to $16,621, $14,968, $13,465 and $12,100, respectively, if the annual rates of inflation were 4%, 5%, 6% and 7%, respectively); (5) information regarding the effects of automatic investment and systematic withdrawal plans, including the principal of dollar-cost averaging; (6) biographical descriptions of the Funds' portfolio managers and the portfolio management staff of the Funds' investment adviser, summaries of the views of the portfolio managers with respect to the financial markets, or descriptions of the nature of the Adviser's and its staff's management techniques; (7) the results of a hypothetical investment in the Funds over a given number of years, including the amount that the investment would be at the end of the period; (8) the effects of earning Federally and, if applicable, state tax-exempt income from the Funds or investing in a tax-deferred account, such as an individual retirement account or Section 401(k) pension plan; (9) the net asset value, net assets or number of shareholders of the Funds as of one or more dates; and (10) a comparison of the Funds' operations to the operations of other funds or similar investment products, such as a comparison of the nature and scope of regulation of the products and the products' weighted average maturity, liquidity, investment policies, and the manner of calculating and reporting performance.

As an example of compounding, $1,000 compounded annually at 9.00% will grow to $1,090 at the end of the first year (an increase in $90) and $1,118 at the end of the second year (an increase in $98). The extra $8 that was earned on the $90 interest from the first year is the compound interest. One thousand dollars compounded annually at 9.00% will grow to $2,367 at the end of ten years and $5,604 at the end of 20 years. Other examples of compounding are as follows: at 7% and 12% annually, $1,000 will grow to $1,967 and $3,106, respectively, at the end of ten years and $3,870 and $9,646, respectively, at the end of twenty years. These examples are for illustrative purposes only and are not indicative of the Funds' performance.

The Funds may advertise information regarding the effects of automatic investment and systematic withdrawal plans, including the principal of dollar cost averaging. In a dollar-cost averaging program, an investor invests a fixed dollar amount in a Fund at period intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not insure a profit or guard against a loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares had been purchased at those intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares through periods of low price levels. For example, if an investor invests $100 a month for a period of six months in a Fund, the following will be the relationship between average cost per share ($14.35 in the example given) and average price per share:



                                       Systematic                    Share                    Shares
               Period                  Investment                    Price                   Purchased
               ------                  ----------                    -----                   ---------
                  1                       $100                        $10                      10.00
                  2                       $100                        $12                      8.33
                  3                       $100                        $15                      6.67
                  4                       $100                        $20                      5.00
                  5                       $100                        $18                      5.56
                  6                       $100                        $16                      6.25
                                          ----                        ---                      ----
                                  Total                     Average                     Total
                                  Invested $600             Price   $15.17              Shares 41.81


In connection with its advertisements, the Funds may provide "shareholder's letters" which serve to provide shareholders or investors an introduction into the Funds or any of the Funds' service provider's policies or business practices. For instance, advertisements may provide for a message from the Adviser that it has for more than twenty years been committed to quality products and outstanding service to assist its customers in meeting their financial goals and setting forth the reasons that the Adviser believes that it has been successful as a portfolio manager.


                                  4. MANAGEMENT

A.       TRUSTEES AND OFFICERS

Trustees and Officers of the Trust. The business and affairs of the Trust are managed under the direction of the Board in compliance with the laws of the state of Delaware. Among its duties, the Board generally meets and reviews on a quarterly basis the acts of all of the Funds' service providers. This management also includes a periodic review of the service providers' agreements and fees charged to the Funds. The names of the Trustees and officers of the Trust, their position with the Trust, address, date of birth and principal occupations during the past five years are set forth below. Each Trustee who is an "interested person" (as defined by the 1940 Act) of the Trust is indicated by an asterisk.


Name, Address and Date of Birth            Position(s)          Principal Occupation(s) During the Past Five
                                           With Funds           Years

Brooke C. Ashland*                         Trustee              Chief Executive Officer and Manager, Cutler &
         503 Airport Road                                       Company, LLC

         Medford, Oregon 97504
         Born:  December 1951

Kenneth R. Cutler*                         Trustee              Co-Portfolio Manager of the Cutler
         503 Airport Road                  Chairman             Equity Income Fund, Investment Committee Member,
         Medford, Oregon  97504            Vice President       Cutler & Company, LLC
         Born:  March 1920


John Y. Keffer*                            Trustee              President and Director, Forum Fund Services,
         Two Portland Square               President            LLC for more than five years
         Portland, Maine 04101                                  Director and sole shareholder (directly and
         Born:  July 1942                                       indirectly) Forum Financial Group LLC, which
                                                                owns (directly or indirectly) Forum
                                                                Administrative Services, LLC, Forum Shareholder
                                                                Services, LLC and Forum Investment Advisers,LLC
                                                                Officer, Director or Trustee, various funds managed
                                                                and  distributed by  Forum Fund Service, LLC and
                                                                Forum Administrative Services, LLC


                                       11


Dr. Hatten S. Yoder, Jr.                   Trustee              Director Emeritus, Geophysical Laboratory,
         6709 Melody Lane                                       Carnegie Institution of Washington
         Bethesda, MD 20817-3152                                Consultant, Los Alamos National Laboratory

         Born:  March 1921


Robert B. Watts, Jr.                       Trustee              Counsel, Northhaven Associates
         2230 Brownsboro Highway

         Eagle Point, Oregon 97524
         Born:  December 1930


Carol S. Fischer                           Vice President       Chief Operating Officer, Cutler & Company, LLC
         503 Airport Road                  Asst Secretary
         Medford, Oregon 97504             Asst Treasurer

         Born:  December 1955


Stephen J. Barrett                         Vice President       Manager of Client Services, Forum Financial
         Two Portland Square                                    Group, LLC since 1996
         Portland, Maine 04101                                  Senior Product Manager, Fidelity Investments,
         Born:  November 1968                                   1994 - 1996
                                                                Officer, various funds managed and distributed
                                                                by Forum Administrative Services, LLC and
                                                                Forum Fund Services, LLC

Sara M. Morris                             Treasurer            Managing Director, Forum Fund Services, LLC
         Two Portland Square                                    Treasurer and CFO, Forum Financial Group LLC
         Portland, Maine  04101                                 since 1994
         Born:  September 1963                                  Officer, various funds managed and distributed
                                                                by Forum Fund Services, LLC and Forum
                                                                Administrative Services, LLC

D. Blaine Riggle                           Secretary            1/98 - Present. Counsel, Forum Financial
         Two Portland Square                                    Group, LLC
         Portland, Maine 04101                                  3/97 - 1/98. Associate Counsel, Wright Express
         Born:  November 1966                                   Corporation ( a fleet credit card company)
                                                                1994   -   3/97. Associate at the law firm of
                                                                Friedman, Babcock & Gaythwaite
                                                                Officer, various funds  managed and  distributed
                                                                by  Forum   Fund Services, LLC and Forum
                                                                Administrative Services, LLC


Dawn Taylor                                Assistant Treasurer  10/97 - Present. Tax Manager, Forum Financial
         Two Portland Square                                    Group, LLC
         Portland, Maine 04101                                  1/97 - 10/97.  Senior Tax Accountant, Purdy,
         Born:  May 1964                                        Bingham & Burrell, LLC
                                                                9/94 - 10/97.  Senior Fund Accountant, Forum
                                                                Financial Group, LLC
                                                                Officer, various funds    managed and  distributed
                                                                by  Forum   Fund Services,    LLC and Forum
                                                                Administrative Services, LLC


                                       12


Marcella A. Cote                           Assistant Secretary  6/98 - Present. Senior Fund Specialist, Forum
         Two Portland Square                                    Administrative Services, LLC
         Portland, Maine 04101                                  1/97 - 12/97. Budget Analyst Maine Department
         Born:  January 1947                                    of Human Services
                                                                1991 - 1997. Project Assistant, Maine
                                                                Inter-departmental Committee on Transition
                                                                Officer, various funds    managed
                                                                and  distributed by  Forum Fund Services, LLC
                                                                and Forum Administrative Services, LLC




B.       COMPENSATION OF DIRECTORS AND OFFICERS

Each Trustee receives monthly fees of $833.33.

Trustees are also reimbursed for travel and related expenses incurred in attending meetings of the Board.

Trustees that are affiliated with the Adviser receive no compensation for their services or reimbursement for their associated expenses. No officer of the Trust is compensated by the Trust.

The following table sets forth the fees paid to each Trustee by the Trust for the fiscal year ended June 30, 1999.


                                                            Pension or
                                                            Retirement
                                          Aggregate        Benefits Accrued    Estimated Annual          Total
                                      Compensation from    as Part of Fund       Benefits upon     Compensation from
           Name, Position                    Fund              Expenses           Retirement              Fund
------------------------------------- ------------------- ------------------- -------------------- -------------------

Dr. Hatton S. Yoder, Jr.                   $10,833                $0                  $0                $10,833

Robert B. Watts, Jr.                       $10,833                $0                  $0                $10,833



C.       INVESTMENT ADVISER

1.       Services of Adviser

The Adviser serves as investment adviser to the Funds pursuant to an investment advisory agreement with the Trust. Under that agreement, the Adviser furnishes at its own expense all services, facilities and personnel necessary in connection with managing the Funds' investments and effecting portfolio transactions for the Funds.

2.       Ownership of Adviser/Affiliations

The Adviser is 100% owned by Kenneth R. Cutler and Brooke C. Ashland and therefore controlled by Kenneth R. Cutler and Brooke C. Ashland. The Adviser is registered as an investment adviser with the SEC under the 1940 Act.

The Trustees or officers of the Funds that are employed by the Adviser (or affiliates of the Adviser) are Kenneth R. Cutler, Brooke C. Ashland and Carol S. Fischer.

3.       Fees

The Adviser's fee is calculated as a percentage of the applicable Funds' average net assets. The fee is accrued daily by the Funds and is paid monthly, equal to 0.75% per annum based on average daily net assets for the previous month.

In addition to receiving its advisory fee from the Funds, the Adviser may also act and be compensated as investment manager for its clients with respect to assets that are invested in the Funds. If an investor in the Funds also has a separately managed account with the Adviser with assets invested in the Funds, the Adviser will credit an amount equal to all or a portion of the fees received by the Adviser against any investment management fee received from a client.

Table 1 in Appendix B shows the dollar amount of the fees payable by the Funds to the Adviser, the amount of the fee waived by the Adviser and the actual fee received by the Adviser.

4.       Other Provisions of Adviser's Agreement

The Adviser's agreement must be approved at least annually by the Board or by vote of the shareholders, and in either case by a majority of the Trustees who are not parties to the agreement or interested persons of any such party.

The Adviser's agreement is terminable without penalty by the Funds with respect to the Funds on 60 days' written notice when authorized either by vote of the holders of a majority of the Funds' securities or by a vote of a majority of the Board on 60 days notice to the Adviser, or by the Adviser on 60 days' written notice to the Funds.

Under its agreement, the Adviser is not liable for any mistake of judgment, except for lack of good faith in the performance of its duties to the Funds. The agreement does not protect the Adviser against any liability by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement.


D.       DISTRIBUTOR

1.       Distributor; Services and Compensation of Distributor

FFS, the distributor (also known as principal underwriter) of the shares of the Funds, is located at Two Portland Square, Portland, Maine 04101. FFS is a registered broker-dealer and is a member of the National Association of Securities Dealers, Inc.

FFS, FAdS, FAcS and the Transfer Agent are each controlled indirectly by Forum Financial Group, LLC. John Y. Keffer controls Forum Financial Group, LLC.

Under its agreement with the Trust, FFS acts as the agent of the Funds in connection with the offering of shares of the Funds. FFS continually distributes shares of the Funds on a best efforts basis. FFS has no obligation to sell any specific quantity of Funds' shares.


FFS receives no compensation for its distribution services. Shares are sold with no sales commission; accordingly, FFS receives no sales commissions. FFS may enter into arrangements with various financial institutions through which investors may purchase or redeem shares. FFS may, at its own expense and from its own resources, compensate certain persons who provide services in connection with the sale or expected sale of shares of the Funds. Prior to October31, 1999, Forum Financial Services, Inc. served as the distributor of the Funds' shares.


2.       Other Provisions of Distributor's Agreement

FFS's distribution agreement must be approved at least annually by the Board or by vote of the shareholders, and in either case by a majority of the Trustees who are not parties to the agreement or interested persons of any such party.

FFS's agreement is terminable without penalty by the Funds with respect to the Funds on 60 days' written notice when authorized either by vote of a majority of the Funds' outstanding shareholders or by a vote of a majority of the Board, or by FFS on 60 days' written notice to the Funds.

Under its agreement, FFS is not liable for any error of judgment or mistake of law or for any act or omission in the performance of its duties to the Funds. The agreement does not protect FFS against any liability by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement.

Under its agreement, FFS and certain related parties (such as FFS's officers and persons that control FFS) are indemnified by the Funds against any and all claims and expenses in any way related to FFS's actions (or failures to act) that are consistent with FFS's contractual standard of care. This means that as long as FFS satisfies its contractual duties, the Funds are responsible for the costs of: (1) defending FFS against claims that FFS breached a duty it owed to the Funds; and (2) paying judgments against FFS. The Funds are not required to indemnify FFS if the Funds do not receive written notice of and reasonable opportunity to defend against a claim against FFS in the Funds' own name or in the name of FFS.


E.       OTHER SERVICE PROVIDERS TO THE FUNDS


1.       Administrator

As administrator, pursuant to an agreement with the Trust, FAdS is responsible for the supervision of the overall management of the Funds, providing the Funds with general office facilities and providing persons satisfactory to the Board to serve as officers of the Funds.

For its services, FAdS receives a fee from the Funds equal to 0.10% of the average daily net assets of the Funds. The fees are accrued daily by the Funds and are paid monthly for services performed under the agreement during the prior calendar month.

Table 2 in Appendix B shows the dollar amount of the fees payable by the Funds to FAdS, the amount of the fee waived by FAdS and the actual fee received by FAdS.

FAdS's agreement is terminable without penalty by the Board or by FAdS on 60 days' written notice. Under the agreement, FAdS is not liable for any act or omission in the performance of its duties to the Funds. The agreement does not protect FAdS from any liability by reason of willful misconduct, bad faith or gross negligence in the performance of its obligations and duties under the agreement.

2.       Fund Accountant

As fund accountant, pursuant to an agreement with the Trust, FAcS provides fund accounting services to the Funds. These services include calculating the NAV per share of the Funds and preparing the Funds' financial statements and tax returns.


For its services, FAcS receives a fee from each Fund at an annual rate of $36,000, subject to adjustments for the number and type of portfolio transactions. The fees are paid monthly for services performed during the prior calendar month.


Table 3 in Appendix B shows the dollar amount of the fees payable by the Funds to FAcS, the amount of the fee waived by FAcS and the actual fee received by FAcS.

FAcS's agreement is terminable without penalty by the Board or by FAcS on 60 days' written notice. Under the agreement, FAcS is not liable for any act or omission in the performance of its duties to the Funds. The agreement does not protect FAcS from any liability by reason of willful misconduct, bad faith or gross negligence in the performance of its obligations and duties under the agreement.

3.       Transfer Agent

As transfer agent and distribution paying agent, pursuant to an agreement with the Trust, the Transfer Agent maintains an account for each shareholder of record of the Funds and is responsible for processing purchase and redemption requests and paying distributions to shareholders of record. The Transfer Agent is located at Two Portland Square, Portland, Maine 04101 and is registered as a transfer agent with the SEC.


For its services, the Transfer Agent receives a fee from the Funds at an annual rate of $12,000 per year plus certain account charges and is reimbursed for certain expenses incurred on behalf of the Funds. Such fees shall be paid monthly for services performed during the prior calendar month. Table 4 in Appendix B shows the dollar amount of the fees payable by the Funds to the Transfer Agent, the amount of the fee waived by the Transfer Agent and the actual fee received by the Transfer Agent.


The Transfer Agent's agreement is terminable without penalty by the Board or by the Transfer Agent on 60 days' written notice. Under the agreement, the Transfer Agent is liable only for loss or damage due to errors caused by bad faith, negligence or willful misconduct in the performance of its obligations and duties under the agreement.

4.       Custodian

As custodian, pursuant to an agreement with the Trust, Forum Trust, LLC safeguards and controls the Funds' cash and securities, determines income and collects interest on Funds' investments. The Custodian may employ subcustodians. The Custodian is located at Two Portland Square, Portland, Maine 04101. The Custodian has hired Bankers Trust Company, 130 Liberty Street, New York, New York, 10006, to serve as subcustodian for the Funds.


For its services, the Custodian receives a fee from the Funds at an annual rate as follows: (1) 0.01% for the first $1 billion in Fund assets; (2) 0.0075% for Fund assets between $1-$2 billion; (3) 0.005% for Fund assets between $2-$6 billion; and (4) .0025% for Fund assets greater than $6 billion. The Custodian receives account maintenance fees of $3,600 per account per year. The Custodian is also paid certain transaction fees. These fees are accrued daily by the Funds and are paid monthly based on average net assets and transactions for the previous month.


5.       Legal Counsel


Legal matters in connection with the issuance of shares of the Funds are passed upon by Dechert Price & Rhoads, Ten Post Office Square - South, Boston, Massachusetts 04109-4603.

6.       Independent Auditors


Deloitte & Touche LLP, 200 Berkeley Street, 14th Floor, Boston, Massachusetts 02116-5022, independent auditors, have been selected as auditors for the Funds. The auditors audit the annual financial statements of the Funds and provide the Funds with an audit opinion. The auditors also review certain regulatory filings of the Funds as well as prepare the Funds' tax returns.


                            5. PORTFOLIO TRANSACTIONS

A.       HOW SECURITIES ARE PURCHASED AND SOLD

Purchases and sales of portfolio securities that are fixed income securities (for instance, money market instruments and bonds, notes and bills) usually are principal transactions. In a principal transaction, the party from whom the Funds purchase or to whom the Funds sell is acting on its own behalf (and not as the agent of some other party such as its customers). These securities normally are purchased directly from the issuer or from an underwriter or market maker for the securities. There usually are no brokerage commissions paid for these securities.

Purchases and sales of portfolio securities that are equity securities (for instance common stock and preferred stock) are generally effected; (1) if the security is traded on an exchange, through brokers who charge commissions; and
(2) if the security is traded in the "over-the-counter" markets, in a principal transaction directly from a market maker. In transactions on stock exchanges, commissions are negotiated. When transactions are executed in an over-the-counter market, the Adviser will seek to deal with the primary market makers; but when necessary in order to obtain best execution, the Adviser will utilize the services of others.

Purchases of securities from underwriters of the securities include a disclosed fixed commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers include the spread between the bid and asked price.

In the case of fixed income and equity securities traded in the over-the-counter markets, there is generally no stated commission, but the price usually includes an undisclosed commission or markup.

B.       COMMISSIONS PAID

Table 5 in Appendix B shows the aggregate brokerage commissions with respect to the Funds. The data presented are for the past three fiscal years.

C.       ADVISER RESPONSIBILITY FOR PURCHASES AND SALES

The Adviser of the Funds places orders for the purchase and sale of securities with brokers and dealers selected by and in the discretion of the Adviser. No Fund has any obligation to deal with any specific broker or dealer in the execution of portfolio transactions. Allocations of transactions to brokers and dealers and the frequency of transactions are determined by the Adviser in its best judgment and in a manner deemed to be in the best interest of the Funds rather than by any formula.

The Adviser of the Funds seeks "best execution" for all portfolio transactions. This means that the Adviser seeks the most favorable price and execution available. The Adviser's primary consideration in executing transactions for the Funds is prompt execution of orders in an effective manner and at the most favorable price available.

1.       Choosing Broker-Dealers

The Funds may not always pay the lowest commission or spread available. Rather, in determining the amount of commissions (including certain dealer spreads) paid in connection with securities transactions, the Adviser of the Funds takes into account factors such as size of the order, difficulty of execution, efficiency of the executing broker's facilities (including the research services described below) and any risk assumed by the executing broker.

Consistent with applicable rules and the Adviser's duties, the Adviser may: (1) consider sales of shares of the Funds as a factor in the selection of broker-dealers to execute portfolio transactions for the Funds; and (2) take into account payments made by brokers effecting transactions for the Funds (these payments may be made to the Funds or to other persons on behalf of the Funds for services provided to the Funds for which those other persons would be obligated to pay.

2.       Obtaining Research from Brokers

The Adviser of the Funds may give consideration to research services furnished by brokers to the Adviser for its use and may cause the Funds to pay these brokers a higher amount of commission than may be charged by other brokers. This research is designed to augment the Adviser's own internal research and investment strategy capabilities. This research may be used by the Adviser in connection with services to clients other than the Funds, and not all research services may be used by the Adviser in connection with the Funds. The Adviser's fees are not reduced by reason of the Adviser's receipt of research services.

The Adviser of the Funds has full brokerage discretion. It evaluates the range of quality of a broker's services in placing trades including securing best price, confidentiality, clearance and settlement capabilities, promptness of execution and the financial stability of the broker-dealer. Under certain circumstances, the value of research provided by a broker-dealer may be a factor in the selection of a broker. This research would include reports that are common in the industry. Typically, the research will be used to service all of the Adviser's accounts although a particular client may not benefit from all the research received on each occasion. The nature of the services purchased for clients include industry research reports and periodicals, quotation systems and formal databases.

Occasionally, the Adviser may place an order with a broker and pay a slightly higher commission than another broker might charge. If this is done it will be because of the Adviser's need for specific research, for specific expertise a firm may have in a particular type of transaction (due to factors such as size or difficulty), or for speed/efficiency in execution. Since most of the Adviser's brokerage commissions for research are for economic research on specific companies or industries, and since the Adviser is involved with a limited number of securities, most of the commission dollars spent for industry and stock research directly benefit the clients.

There are occasions on which portfolio transactions may be executed as part of concurrent authorizations to purchase or sell the same securities for more than one account served by the Adviser, some of which accounts may have similar investment objectives. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to any one or more particular accounts, they will be effected only when the Adviser believes that to do so will be in the best interest of the affected accounts. When such concurrent authorizations occur, the objective will be to allocate the execution in a manner, which is deemed equitable to the accounts involved. Clients are typically allocated securities with prices averaged on a per-share or per-bond basis.

In some cases, the client may direct the Adviser to use a broker or dealer of the client's choice. If the client directs the Adviser to use a particular broker, the Adviser may not be authorized to negotiate commissions and may be unable to obtain volume discounts or best execution. In these cases, there could be some disparity in commission charges among these clients.

3.       Counterparty Risk

The Adviser of the Funds monitors the creditworthiness of counterparties to the Funds' transactions and intends to enter into a transaction only when it believes that the counterparty presents minimal and appropriate credit risks.

4.       Transactions through Affiliates

The Adviser of the Funds may not effect brokerage transactions through affiliates of the Adviser (or affiliates of those persons). The Board has not adopted respective procedures.

5.       Other Accounts of the Adviser

Investment decisions for the Funds are made independently from those for any other account or investment company that is or may in the future become managed by the Adviser of the Funds or its affiliates. Investment decisions are the product of many factors, including basic suitability for the particular client involved. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security. In that event, each day's transactions in such security are, insofar as is possible, averaged as to price and allocated between such clients in a manner which, in the respective Adviser's opinion, is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of a portfolio security for one client could have an adverse effect on another client that has a position in that security. In addition, when purchases or sales of the same security for the Funds and other client accounts managed by the Adviser occurs contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.

6.       Portfolio Turnover

The frequency of portfolio transactions of the Funds (the portfolio turnover rate) will vary from year to year depending on many factors. Portfolio turnover rate is reported in the Prospectus. From time to time the Fund may engage in active short-term trading to take advantage of price movements affecting individual issues, groups of issues or markets. The Funds expects normal turnover in the range of 50-75%, although there can be periods of greater or lesser action based upon market and corporate earnings activity. An annual portfolio turnover rate of 100% would occur if all of the securities in a Fund were replaced once in a period of one year. Higher portfolio turnover rates may result in increased brokerage costs to the Fund and a possible increase in short-term capital gains or losses. The Funds' commission costs are usually done at rates far under those in the retail market.

D.       SECURITIES OF REGULAR BROKER-DEALERS

From time to time the Funds may acquire and hold securities issued by its "regular brokers and dealers" or the parents of those brokers and dealers. For this purpose, regular brokers and dealers means the 10 brokers or dealers that:
(1) received the greatest amount of brokerage commissions during the Funds' last fiscal year; (2) engaged in the largest amount of principal transactions for portfolio transactions of the Funds during the Funds' last fiscal year; or (3) sold the largest amount of the Funds' shares during the Funds' last fiscal year. Following is a list of the regular brokers and dealers of the Funds whose securities (or the securities of the parent company) were acquired during the past fiscal year and the aggregate value of the Funds' holdings of those securities as of the Funds' most recent fiscal year.

          Regular Broker or Dealer   Value of Securities Held ($)(000's omitted)





                6. ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

A.       GENERAL INFORMATION

Shareholders may effect purchases or redemptions or request any shareholder privilege in person at the Transfer Agent's offices located at Two Portland Square, Portland, Maine 04101.

The Funds accept orders for the purchase or redemption of shares on any weekday except days when the New York Stock Exchange is closed.

B.       ADDITIONAL PURCHASE INFORMATION

Shares of the Funds are sold on a continuous basis by the distributor at net asset value ("NAV") per share without any sales charge. Accordingly, the offering price per share is the same as the NAV per share. That information is contained in the Funds' financial statements (specifically in the statements of assets and liabilities).

The Funds reserve the right to refuse any purchase request in excess of 1% of the Funds' total assets.

Fund shares are normally issued for cash only. In the Adviser's discretion, however, the Funds may accept portfolio securities that meet the investment objective and policies of the Funds as payment for Fund shares. The Funds will only accept securities that: (1) are not restricted as to transfer by law and are not illiquid; and (2) have a value that is readily ascertainable (and not established only by valuation procedures).

1.       IRAs

All contributions into an IRA through the automatic investing service are treated as IRA contributions made during the year the investment is received.

2.       UGMAs/UTMAs

If the trustee's name is not in the account registration of a gift or transfer to minor ("UGMA/UTMA") account, the investor must provide a copy of the trust document.

3.       Purchases Through Financial Institutions

You may purchase and redeem shares through certain broker-dealers, banks and other financial institutions. Financial institutions may charge their customers a fee for their services and are responsible for promptly transmitting purchase, redemption and other requests to the Funds.

If you purchase shares through a financial institution, you will be subject to the institution's procedures, which may include charges, limitations, investment minimums, cutoff times and restrictions in addition to, or different from, those applicable when you invest in the Funds directly. When you purchase the Funds' shares through a financial institution, you may or may not be the shareholder of record and, subject to your institution's procedures, you may have Fund shares transferred into your name. There is typically a three-day settlement period for purchases and redemptions through broker-dealers. Certain financial institutions may also enter purchase orders with payment to follow.

You may not be eligible for certain shareholder services when you purchase shares through a financial institution. Contact your institution for further information. If you hold shares through a financial institution, the Fund may confirm purchases and redemptions to the financial institution, which will provide you with confirmations and periodic statements. The Funds are not responsible for the failure of any financial institution to carry out its obligations.

Investors purchasing shares of the Funds through a financial institution should read any materials and information provided by the financial institution to acquaint themselves with its procedures and any fees that the institution may charge.

C.       ADDITIONAL REDEMPTION INFORMATION

The Fund may redeem shares involuntarily to reimburse the Funds for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to transactions effected for the benefit of a shareholder which is applicable to the Funds' shares as provided in the Prospectus.

1.       Suspension of Right of Redemption

The right of redemption may not be suspended, except for any period during which: (1) the New York Stock Exchange, Inc. is closed (other than customary weekend and holiday closings) or during which the Securities and Exchange Commission determines that trading thereon is restricted; (2) an emergency (as determined by the SEC) exists as a result of which disposal by the Funds of their securities is not reasonably practicable or as a result of which it is not reasonably practicable for the Funds fairly to determine the value of its net assets; or (3) the SEC may by order permit for the protection of the shareholders of the Funds.

2.       Redemption-In-Kind

Redemption proceeds normally are paid in cash. Payments may be made wholly or partly in portfolio securities, however, if the Board determines conditions exist which would make payment in cash detrimental to the best interests of the Funds. If redemption proceeds are paid wholly or partly in portfolio securities, brokerage costs may be incurred by the shareholder in converting the securities to cash. The Funds have filed an election with the SEC pursuant to which the Fund may only effect a redemption in portfolio securities if the particular shareholder is redeeming more than $250,000 or 1% of the Funds' total net assets, whichever is less, during any 90-day period. In the opinion of the Funds' management, however, the amount of a redemption request would have to be significantly greater than $250,000 or 1% of total net assets before a redemption wholly or partly in portfolio securities would be made.

D.       NAV DETERMINATION

In determining the Funds' NAV per share, securities for which market quotations are readily available are valued at current market value using the last reported sales price. If no sale price is reported, the average of the last bid and ask price is used. If no average price is available, the last bid price is used. If market quotations are not readily available, then securities are valued at fair value as determined by the Board (or its delegate).

E.       DISTRIBUTIONS

Distributions of net investment income will be reinvested at the Funds' NAV per share as of the last day of the period with respect to which the distribution is paid. Distributions of capital gain will be reinvested at the NAV per share of the Fund on the payment date for the distribution. Cash payments may be made more than seven days following the date on which distributions would otherwise be reinvested.

                                  7. TAXATION

The tax information set forth in the Prospectus and the information in this section relates solely to U.S. federal income tax law and assumes that the Funds qualify as a regulated investment company (as discussed below). Such information is only a summary of certain key federal income tax considerations affecting the Funds and their shareholders that are not described in the prospectus. No attempt has been made to present a complete explanation of the federal tax treatment of the Funds or the implications to shareholders. The discussions here and in the prospectus are not intended as substitutes for careful tax planning.

This "Taxation" section is based on the Code and applicable regulations in effect on the date hereof. Future legislative or administrative changes or court decisions may significantly change the tax rules applicable to the Funds and their shareholders. Any of these changes or court decisions may have a retroactive effect.

ALL INVESTORS SHOULD CONSULT THEIR OWN TAX ADVISOR AS TO THE FEDERAL, STATE, LOCAL AND FOREIGN TAX PROVISIONS APPLICABLE TO THEM.

A.       QUALIFICATION AS A REGULATED INVESTMENT COMPANY

The Funds intend for each tax year to qualify as a "regulated investment company" under the Code. This qualification does not involve governmental supervision of management or investment practices or policies of the Funds.

The tax year-end of the Funds is December 31.

1.       Meaning of Qualification

As a regulated investment company, the Funds will not be subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of long-term capital gains over long-term capital losses) that it distributes to shareholders. In order to qualify as a regulated investment company the Funds must satisfy the following requirements:

     o The Funds must distribute at least 90% of its investment company taxable income (i.e., net investment income and capital gain net income) for the tax year. (Certain distributions made by the Funds after the close of their tax year are considered distributions attributable to the previous tax year for purposes of satisfying this requirement.)

     o The Funds must derive at least 90% of its gross income from certain types of income derived with respect to its business of investing.

     o The Funds must satisfy the following asset diversification test at the close of each quarter of the Funds' tax year: (1) at least 50% of the value of the Funds' assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Funds have not invested more than 5% of the value of the Funds' total assets in securities of the issuer and as to which the Funds do not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Funds' total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Funds control and which are engaged in the same or similar trades or businesses.

2.       Failure to Qualify

If for any tax year the Funds do not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for dividends to shareholders, and the dividends will be taxable to the shareholders as ordinary income to the extent of the Funds' current and accumulated earnings and profits. A portion of these distributions generally may be eligible for the dividends-received deduction in the case of corporate shareholders.

Failure to qualify as a regulated investment company would thus have a negative impact on the Funds' income and performance. It is possible that the Funds will not qualify as a regulated investment company in any given tax year.

B.       FUND DISTRIBUTIONS

The Funds anticipate distributing substantially all of the net investment income for each tax year. These distributions are taxable to shareholders as ordinary income. These distributions may qualify for the 70% dividends-received deduction for corporate shareholders.

The Funds anticipate distributing substantially all of the net capital gain for each tax year. These distributions generally are made only once a year, usually in December, but the Funds may make additional distributions of net capital gain at any time during the year. These distributions are taxable to shareholders as long-term capital gain, regardless of how long a shareholder has held shares.

The Funds may have capital loss carryovers (unutilized capital losses from prior years). These capital loss carryovers (which can be used for up to eight years) may be used to offset any current capital gain (whether short- or long-term). All capital loss carryovers are listed in the Funds' financial statements. Any such losses may not be carried back.

Distributions by the Funds that do not constitute ordinary income dividends or capital gain dividends will be treated as a return of capital. Return of capital distributions reduce the shareholder's tax basis in the shares and are treated as gain from the sale of the shares to the extent the shareholder's basis would be reduced below zero.

All distributions by the Funds will be treated in the manner described above regardless of whether the distribution is paid in cash or reinvested in additional shares of the Funds (or of another Fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

A shareholder may purchase shares whose net asset value at the time reflects undistributed net investment income or recognized capital gain, or unrealized appreciation in the value of the assets of the Funds. Distributions of these amounts are taxable to the shareholder in the manner described above, although the distribution economically constitutes a return of capital to the shareholder.

Shareholders purchasing shares of the Funds just prior to the ex-dividend date of a distribution will be taxed on the entire amount of the distribution received, even though the net asset value per share on the date of the purchase reflected the amount of the distribution.

If a shareholder holds shares for six months or less and redeems shares at a loss after receiving a capital gain distribution, the loss will be treated as a long-term capital loss to the extent of the distribution.

Ordinarily, shareholders are required to take distributions by the Funds into account in the year in which they are made. A distribution declared in October, November or December of any year and payable to shareholders of record on a specified date in those months, however, is deemed to be received by the shareholders (and made by the Funds) on December 31 of that calendar year if the distribution is actually paid in January of the following year.

Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) to them during the year.

B.       FEDERAL EXCISE TAX

A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to: (1) 98% of its ordinary taxable income for the calendar year; and (2) 98% of its capital gain net income for the one-year period ended on October 31 of the calendar year. If the Funds change its tax year-end to November 30 or December 31, it may elect to use that date instead of the October 31 date in making this calculation. The balance of the Funds' income must be distributed during the next calendar year. The Funds will be treated as having distributed any amount on which they are subject to income tax for any tax year ending in a calendar year.

For purposes of calculating the excise tax, the Funds: (1) reduce their capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year and (2) excludes foreign currency gains and losses incurred after October 31 of any year (or November 30 or December 31 if it has made the election described above) in determining the amount of ordinary taxable income for the current calendar year. The Funds will include foreign currency gains and losses incurred after October 31 in determining ordinary taxable income for the succeeding calendar year.

The Funds intend to make sufficient distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. Investors should note, however, that the Funds might in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

C.       SALE OR REDEMPTION OF SHARES

In general, a shareholder will recognize gain or loss on the sale or redemption of shares of the Funds in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if the shareholder purchases other shares of the Funds within 30 days before or after the sale or redemption (a so called "wash sale"). In general, any gain or loss arising from the sale or redemption of shares of the Funds will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. Any capital loss arising from the sale or redemption of shares held for six months or less, however, is treated as a long-term capital loss to the extent of the amount of capital gain distributions received on such shares. For this purpose, the special holding period rules of Code Section 246(c) (3) and (4) generally will apply in determining the holding period of shares. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income.

D.       WITHHOLDING TAX

The Funds will be required in certain cases to withhold and remit to the U.S. Treasury 31% of distributions, and the proceeds of redemptions of shares, paid to any shareholder: (1) who has failed to provide correct taxpayer identification number; (2) who is subject to backup withholding by the IRS for failure to report the receipt of interest or dividend income properly; or (3) who has failed to certify to the Funds that it is not subject to backup withholding or that it is a corporation or other "exempt recipient."

E.       FOREIGN SHAREHOLDERS

Taxation of a shareholder who under the Code is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from the Funds is "effectively connected" with a U.S. trade or business carried on by the foreign shareholder.

If the income from the Funds is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, ordinary income distributions paid to a foreign shareholder will be subject to U.S. withholding tax at the rate of 30% (or lower applicable treaty rate) upon the gross amount of the distribution. The foreign shareholder generally would be exempt from U.S. federal income tax on gain realized on the sale of shares of the Funds, capital gain distributions from the Funds and amounts retained by the Funds that are designated as undistributed capital gain.

If the income from the Funds is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income distributions, capital gain distributions, and any gain realized upon the sale of shares of the Funds will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or U.S. corporations.

In the case of a noncorporate foreign shareholder, the Funds may be required to withhold U.S. federal income tax at a rate of 31% on distributions that are otherwise exempt from withholding (or taxable at a reduced treaty rate), unless the shareholder furnishes the Funds with proper notification of its foreign status.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty might be different from those described herein.

The tax rules of other countries with respect to distributions from the Funds can differ from the rules for U.S. federal income taxation described above. These foreign rules are not discussed herein. Foreign shareholders are urged to consult their own tax advisers as to the consequences of foreign tax rules with respect to an investment in the Funds, distributions from the Funds, the applicability of foreign taxes and related matters.

F.       STATE AND LOCAL TAXES

The tax rules of the various states of the U.S. and their local jurisdictions with respect to distributions from the Funds can differ from the rules for U.S. federal income taxation described above. These state and local rules are not discussed herein. Shareholders are urged to consult their tax advisers as to the consequences of state and local tax rules with respect to an investment in the Funds, distributions from the Funds, the applicability of state and local taxes and related matters.

                                8. OTHER MATTERS

1.       General Information

The Cutler Trust was organized as a business trust under the laws of the State of Delaware on October 2, 1992. The Trust has operated under that name and as an investment company since that date.

o The Cutler Trust is registered as an open-end, management investment company under the 1940 Act. The Trust is diversified as that term is defined by the 1940 Act. The Trust offers shares of beneficial interest in its two series.

The Trust has an unlimited number of authorized shares of beneficial interest. The Board may, without shareholder approval, divide the authorized shares into an unlimited number of separate series and may divide series into classes of shares; the costs of doing so will be borne by the Trust.

The Trust will continue indefinitely until terminated.

2.       Shareholder Voting and Other Rights

Each share of the Funds has equal dividend, distribution, liquidation and voting rights, and fractional shares have those rights proportionately. Delaware law does not require the Funds to hold annual meetings of shareholders, and it is anticipated that shareholder meetings will be held only when specifically required by federal or state law. There are no conversion or preemptive rights in connection with shares of the Funds.

All shares, when issued in accordance with the terms of the offering, will be fully paid and nonassessable.

A shareholder in a Fund is entitled to the shareholder's pro rata share of all distributions arising from the Fund's assets and, upon redeeming shares, will receive the portion of the Fund's net assets represented by the redeemed shares.

Shareholders representing 25% or more of a Fund's outstanding shares may, as set forth in the Trust Instrument, call meetings of the Fund for any purpose related to the Fund, including, in the case of a meeting of the Fund, the purpose of voting on removal of one or more Trustees.

3.       Certain Reorganization Transactions

The Funds may be terminated upon the sale of its assets to, or merger with, another open-end, management investment company or series thereof, or upon liquidation and distribution of its assets. Generally such terminations must be approved by the vote of the holders of a majority of the outstanding shares of the Funds. The Trustees may, without prior shareholder approval, change the form of organization of the Funds by merger, consolidation or incorporation.

B.       FUND OWNERSHIP

As of June 30, 1999, the percentage of shares owned by all officers and Trustees of the Trust as a group was less than 1% of the shares of the Funds.

Also as of that date, certain shareholders of record owned 5% or more of a class of shares of the Funds. These shareholders and any shareholder known by the Funds to own beneficially 5% or more of a class of shares of the Funds are listed in Table 6 in Appendix B.

From time to time, certain shareholders may own a large percentage of the shares of the Funds. Accordingly, those shareholders may be able to greatly affect (if not determine) the outcome of a shareholder vote. As of June 30, 1999, the following persons beneficially owned 25% or more of the shares of the Funds and may be deemed to control the Funds. For each person listed that is a company, the jurisdiction under the laws of which the company is organized (if applicable) and the company's parents are listed.

Controlling Person Information


                                                                                 Percentage of
           Shareholder                                                           Shares Owned

           Cutler Equity Income Fund
           Enterprise Trust & Investment Co. TTEE                                   10.88%
           FBO Big Creek Lumber Profit Sharing
           3654 Highway 1
           Davenport, CA 95014

           Cutler Value Fund
           Lorraine Y. Perrin Testamentary Trust                                     6.53%
           500 Eastgate Lane
           Santa Barbara, CA 93108



C.       LIMITATIONS ON SHAREHOLDERS' AND TRUSTEES' AND OFFICERS' LIABILITY

Delaware law provides that Fund shareholders are entitled to the same limitations of personal liability extended to stockholders of private corporations for profit. In the past, the Funds believe that the securities regulators of some states, however, have indicated that they and the courts in their state may decline to apply Delaware law on this point.

The By-laws of the Trust provide that the Trustees and officers shall be indemnified to the fullest extent consistent with applicable laws. However, any Trustee or officer will not be protected against liability to the Funds or their shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

D.       REGISTRATION STATEMENT

This SAI and the Prospectus do not contain all the information included in the Funds' registration statement filed with the SEC under the 1933 Act with respect to the securities offered hereby. The registration statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.

Statements contained herein and in the Prospectus as to the contents of any contract or other documents are not necessarily complete, and, in each instance, are qualified by, and reference is made to the copy of such contract or other documents filed as exhibits to the registration statement.

E.       FINANCIAL STATEMENTS

The financial statements of the Funds for the year ended June 30, 1999 included in the Annual Report to shareholders of the Funds are incorporated herein by reference. These financial statements only include the schedule of investments, statement of assets and liabilities, statement of operations, statement of changes in net assets, financial highlights, notes and independent auditors' report.

                 APPENDIX A - DESCRIPTION OF SECURITIES RATINGS

A.       CORPORATE BONDS (INCLUDING CONVERTIBLE BONDS)


1.       Moody's Investors Service

  Aaa Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

  Aa Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risk appear somewhat larger than the Aaa securities.

  A Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

  Baa Bonds that are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

  Ba        Bonds  that are rated Ba are  judged to have  speculative  elements;
            their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

  B Bonds that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

  Caa Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Ca Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

  C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

  Note Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

2.       Standard and Poor's Corporation

AAA An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB         An obligation  rated BBB exhibits  adequate  protection  parameters.
            However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Note Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, large uncertainties or major exposures to adverse conditions may outweigh these.

BB An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC          An obligation rated CC is currently highly vulnerable to nonpayment.

C The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Note Plus (+) or minus (-). The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

            The `r' symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns that are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk-such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

3.       Duff & Phelps Credit Rating Co.

AAA Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

AA+  High credit quality.  Protection factors are strong. Risk is modest but may
AA   vary slightly from time to  time because of economic conditions.

A+,A,Protection factors are average but adequate. However, risk factors are more variable in periods of A- greater economic stress.

BBB+ Below-average  protection  factors  but  still  considered  sufficient  for
BBB  prudent  investment.  Considerable   variability in risk during economic
BBB- cycles.

BB+  Below  investment  grade but deemed  likely to meet  obligations  when due.
BB   Present or prospective  financial  protection factors fluctuate according
BB- to industry conditions. Overall quality may move up or down frequently within this category.

B+   Below investment grade and possessing risk that obligations will not be met
B    when due. Financial  protection factors will fluctuate widely according to
B- economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.

CCC Well below investment-grade securities. Considerable uncertainty exists as to timely payment of principal, interest or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.

DD Defaulted debt obligations. Issuer failed to meet scheduled principal and/or interest payments.

DP   Preferred stock with dividend arrearages.


4.       Fitch IBCA, Inc.

Investment Grade

AAA Highest credit quality. `AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. `AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. `A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB Good credit quality. `BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.


Speculative Grade

BB Speculative. `BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B Highly speculative. `B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A `CC' rating indicates that default of some kind appears probable. `C' ratings signal imminent default.

DDD, DD, D Default. Securities are not meeting current obligations and are extremely speculative. `DDD' designates the highest potential for recovery of amounts outstanding on any securities involved. For U.S. corporates, for example, `DD' indicates expected recovery of 50% - 90% of such outstandings and `D' the lowest recovery potential, i.e. below 50%.

PREFERRED STOCK

1.       Moody's Investors Service

aaa An issue that is rated "aaa" is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

aa An issue that is rated "aa" is considered a high-grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well maintained in the foreseeable future.

a An issue which is rated "a" is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater then in the "aaa" and "aa" classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

baa An issue that is rated "baa" is considered to be a medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

Ba An issue which is rated "ba" is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

B An issue that is rated "b" generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

caa An issue that is rated "caa" is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

ca An issue that is rated "ca" is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.

c            This is the lowest rated class of preferred  or  preference  stock.
             Issues so rated can thus be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note Moody's applies numerical modifiers 1, 2, and 3 in each rating classification: the modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

2.       Standard & Poor's

AAA This is the highest rating that may be assigned by Standard & Poor's to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

AA A preferred stock issue rated AA also qualifies as a high-quality, fixed-income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated AAA.

A An issue rated A is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB An issue rated BBB is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the A category.

BB, B, CCC Preferred stock rated BB, B, and CCC is regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations. BB indicates the lowest degree of speculation and CCC the highest. While such issues will likely have some quality and protective characteristics, large uncertainties or major risk exposures to adverse conditions outweigh these.

CC          The rating  CC is  reserved for a preferred  stock issue that is  in
            arrears  on  dividends  or   sinking   fund  payments,  but  that is
            currently paying.

C           A preferred stock rated C is a nonpaying issue.

D A preferred stock rated D is a nonpaying issue with the issuer in default on debt instruments.

N.R. This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

Note Plus (+) or minus (-). To provide more detailed indications of preferred stock quality, ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

C.       SHORT TERM RATINGS

1.       Moody's Investors Service

  Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

Prime-1        Issuers  rated  Prime-1 (or  supporting  institutions)  have a
               superior   ability  for  repayment  of  senior   short-term  debt
               obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:


               o    Leading market positions in well-established industries.
               o    High rates of return on funds employed.
               o Conservative capitalization structure with moderate reliance on debt and ample asset protection.
               o Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
               o Well-established access to a range of financial markets and assured sources of alternate liquidity.

  Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

  Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

  Not Prime
                Issuers rated Not Prime do not fall within any of the Prime rating categories.

Standard & Poor's

A-1 A short-term obligation rated A-1 is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3 A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B A short-term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties that could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D A short-term obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Fitch IBCA, Inc.

F1 Obligations assigned this rating have the highest capacity for timely repayment under Fitch IBCA's national rating scale for that country, relative to other obligations in the same country. This rating is automatically assigned to all obligations issued or guaranteed by the sovereign state. Where issues possess a particularly strong credit feature, a "+" is added to the assigned rating.

F2 Obligations supported by a strong capacity for timely repayment relative to other obligors in the same country. However, the relative degree of risk is slightly higher than for issues classified as `A1' and capacity for timely repayment may be susceptible to adverse change sin business, economic, or financial conditions.

F3 Obligations supported by an adequate capacity for timely repayment relative to other obligors in the same country. Such capacity is more susceptible to adverse changes in business, economic, or financial conditions than for obligations in higher categories.

B Obligations for which the capacity for timely repayment is uncertain relative to other obligors in the same country. The capacity for timely repayment is susceptible to adverse changes in business, economic, or financial conditions.

C Obligations for which there is a high risk of default to other obligors in the same country or which are in default.

                        APPENDIX B - MISCELLANEOUS TABLES


Table 1 - Investment Advisory Fees

The  following  Table shows the dollar  amount of fees paid to the Adviser.


                                               Advisory Fee Paid


Cutler Equity Income Fund
     Year Ended June 30, 1999                        $560,854
     Year Ended June 30, 1998                        520,630
     Year Ended June 30, 1997                        385,655

Cutler Value Fund
     Year Ended June 30, 1999                        $285,783
     Year Ended June 30, 1998                        279,760
     Year Ended June 30, 1997                        230,877

Table 2 - Administration Fees

The following Table shows the dollar amount of fees paid to FAdSs.

                                                Administration Fee
                                                     Paid

Cutler Equity IncomeFund
     Year Ended June 30, 1999                        $74,781
     Year Ended June 30, 1998                         69,417
     Year Ended June 30, 1997                         51,421

Cutler Value Fund
     Year Ended June 30, 1999                        $38,104
     Year Ended June 30, 1998                         37,301
     Year Ended June 30, 1997                         30,783

Table 3 - Accounting Fees

The following table shows the dollar amount of fees paid to FAcS.

                                               Accounting Fee Paid

Cutler Equity Income Fund
     Year Ended June 30, 1999                        $38,000
     Year Ended June 30, 1998                         39,000
     Year Ended June 30, 1997                         37,000

Cutler Value Fund
     Year Ended June 30, 1999                        $40,000
     Year Ended June 30, 1998                         39,000
     Year Ended June 30, 1997                         44,000


                                       B-1

Table 4 - Transfer Agency Fees

The following table shows the dollar amount of shareholder service fees paid to the Transfer Agent.

                                               Transfer Agency Fee
                                                       Paid

Cutler Equity Income fund
     Year Ended June 30, 1999                        $17,138
     Year Ended June 30, 1998                         16,912
     Year Ended June 30, 1997                         15,479

Cutler Value Fund
     Year Ended June 30, 1999                        $15,272
     Year Ended June 30, 1998                         14,938
     Year Ended June 30, 1997                         14,317



 Table 5 - Commissions

The following table shows the aggregate brokerage commissions with respect to the Funds.

                                              Aggregate Commission
                                                      Paid

     Year Ended June 30, 1999
     Year Ended June 30, 1998
     Year Ended June 30, 1997


Table 6 - 5% Shareholders

The following table lists the persons who owned of record 5% or more of the outstanding shares of the Funds as of June 30, 1999.


Name and Address                                     Shares           % of Fund

Cutler Equity Income Fund
Enterprise Trust & Investment Co TTEE              515,972.701            10.88%
For Big Creek Lumber Profit Sharing
Ms. Ellen McCrary
3654 Highway 1
Davenport, CA  95017

Cutler Value Fund
Lorraine Y. Perrin Testamentary Trust              138,480.422             6.53%
Attn Jack Perrin
500 Eastgate Lane
Santa Barbara, CA  93108

                          APPENDIX C - PERFORMANCE DATA

Table 1 - Total Returns

The average annual total return of the Fund for the period ended June 30, 1999, was as follows

TOTAL RETURNS

Cutler Equity Income Fund

                                 Calendar Year
   One Month      Three Months      to Date       One Year   Three Years   Five Years    Ten Years   Since Inception


    (2.92)           (0.56)          (1.10)        11.84        21.94         20.66          -            16.06



Cutler Value Fund

                                 Calendar Year
   One Month      Three Months      to Date       One Year   Three Years   Five Years    Ten Years   Since Inception


    (1.67)            9.97            8.60         17.04        23.17         22.32          -            17.49



                                     Part C
                                Other Information

Item 23.  Exhibits

(a)      Trust Instrument of Registrant dated October 2, 1992 (see Note 1).

(b)      By-Laws of Registrant dated October 2, 1992 (see Note 1).

(c)      None.

(d) Investment Advisory Agreement between Registrant and Cutler & Company, LLC dated December 31, 1992, and restated May 1, 1996 (see Note 2).

(e) Distribution Agreement between Registrant and Forum Financial Services, Inc. dated December 31, 1992, and restated September 11, 1996 (see Note
         2).

(f)      None.

(g) Custodian Agreement between Registrant and Forum Trust, LLC dated as of April 20, 1999 (filed herewith).

(h)(1)   Management   Agreement  between  Registrant  and  Forum  Administrative
         Services, LLC dated September 11, 1996 (see Note 2).

   (2) Transfer Agency and Services Agreement between Registrant and Forum Shareholder Services, LLC dated September 28, 1998 (see Note 2).

   (3)   Fund  Accounting   Agreement  between  Registrant and Forum  Accounting
         Services, LLC dated October 1, 1997 (see Note 2).

(4) Shareholder Service Plan adopted by Registrant dated January 3, 1996 as amended November 25, 1997 (see Note 2).

(5) Shareholder Service Agreement between Forum Administrative Services, LLC and Bidwell & Co. dated December 17, 1997 (see Note 2).

(i)      Opinion of counsel (see Note 1).

(j)      Opinion of independent auditor (to be filed by amendment).

(k)      None.

(l)      Investment Representation letter (see Note 1).

(m)      None.

(n)      Financial Data Schedules (to be filed by amendment).

(o)      None.

Other Exhibits

         Power of attorney, Kenneth R. Cutler, Trustee (filed herewith).

         Power of attorney, Brooke Ashland, Trustee (filed herewith).

         Power of attorney, Hatten S. Yoder, Jr., Trustee (filed herewith).

         Power of attorney, Robert B. Watts, Jr., Trustee (filed herewith).

---------------
Notes:

1.       Exhibit incorporated by reference as filed in Post-Effective  Amendment
         No.   4   via   EDGAR   on   March   8,    1996,    accession    number
         0000912057-96-004156.

2.       Exhibit incorporated by reference as filed in Post-Effective  Amendment
         No.   8   via   EDGAR   on   October   29,   1999,   accession   number
         0001004402-98-000574.

Item 24.  Persons Controlled by Or Under Common Control with Registrant

         None

Item 25.  Indemnification

         The general effect of Section 10.02 of the Registrant's Trust Instrument is to indemnify existing or former trustees and officers of the Trust to the fullest extent permitted by law against liability and expenses. There is no indemnification if, among other things, any such person is adjudicated liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. This description is modified in its entirety by the provisions of Section
         10.02 of the Registrant's Trust Instrument.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.  Business and Other Connections of Investment Adviser

         The description of Cutler & Company, LLC under the caption "Management of the Trust" in both the Prospectus and the Statement of Additional
         Information, constituting Parts A and B, respectively, of this Registration Statement, is incorporated by reference herein.

         The following are the managing members of Cutler & Company, LLC, including their business connections that are of a substantial nature. The address of Cutler & Company, LLC is 503 Airport Road, Medford, Oregon 97504.


         ------------------------------------- ---------------------------------- -----------------------------------
         Name                                  Title                              Business Connection
         ------------------------------------- ---------------------------------- -----------------------------------


         ------------------------------------- ---------------------------------- -----------------------------------
         Brooke Cutler Ashland                 Chief Executive Officer and        Cutler & Company, LLC
                                               Manager
         ------------------------------------- ---------------------------------- -----------------------------------


         ------------------------------------- ---------------------------------- -----------------------------------
         Geoffrey W. Cutler                    Senior Portfolio Manager,          Cutler & Company, LLC
                                               Investment Committee Member and
                                               Manager
         ------------------------------------- ---------------------------------- -----------------------------------


         ------------------------------------- ---------------------------------- -----------------------------------
         Stephen F. Brennan                    Director of Marketing and Manager  Cutler & Company, LLC
         ------------------------------------- ---------------------------------- -----------------------------------


         ------------------------------------- ---------------------------------- -----------------------------------
         William G. Gossard                    Director of Fixed Income,          Cutler & Company, LLC
                                               Investment Committee Member and
                                               Manager
         ------------------------------------- ---------------------------------- -----------------------------------


         ------------------------------------- ---------------------------------- -----------------------------------
         Carol Fischer                         Chief Operating Officer            Cutler & Company, LLC
         ------------------------------------- ---------------------------------- -----------------------------------

Item 27.  Principal Underwriters

(a) Forum Financial Services, Inc., Registrant's underwriter, and its affiliate, Forum Fund Services, LLC, serve as underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:


         Forum Funds                                     Norwest Advantage Funds
         Memorial Funds                                  Norwest Select Funds
         Monarch Funds                                   Sound Shore Fund, Inc.


(b) The following directors and officers of Forum Financial Services, Inc. hold the following positions with Registrant. Their business address is two Portland Square, Portland, Maine 04101.


         ------------------------------------- ---------------------------------- -----------------------------------
                    Name                          Position with Underwriter           Position with Registrantme
         ------------------------------------- ---------------------------------- -----------------------------------
         ------------------------------------- ---------------------------------- -----------------------------------
                    John Y. Keffer                         President                    President and Trustee
         ------------------------------------- ---------------------------------- -----------------------------------
         ------------------------------------- ---------------------------------- -----------------------------------
                    Sara M. Morris                         Treasurer                          Treasurer
         ------------------------------------- ---------------------------------- -----------------------------------


(c)      Not Applicable.

Item 28.  Location of Accounts and Records

         Accounts and records required to be maintained by Section 31(a) of the 1940 Act and the Rules thereunder, are maintained at the offices of Forum Administrative Services, LLC, Two Portland Square, Portland, Maine 04101, and Forum Shareholder Services, LLC, Two Portland Square, Portland, Maine 04101. Accounts and records required to be maintained under Rule 31a-1(b)(1) with respect to journals of receipts and deliveries of securities and receipts and disbursements of cash are maintained at the offices of the Registrant's custodian. Accounts and records required to be maintained under Rule 31a-1(b)(5), (6) and (9) are maintained at the offices of the Registrant's adviser, as listed in
         Item 26 hereof.

Item 29.  Management Services

         Not Applicable.

Item 30.  Undertakings

         None.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this post-effective amendment number 9 to Registrant's registration statement to be signed on its behalf by the undersigned, duly authorized in the City of Portland, State of Maine on August 31, 1999.

                                                       The Cutler Trust


                                                       By: /s/ John Y. Keffer
                                                       John Y. Keffer, President

Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons on August 31, 1999.

(a)      Principal Executive Officer

         /s/ John Y. Keffer
         John Y. Keffer, President

(b)      Principal Financial Officer

         /s/ Sara M. Morris
         Sara M. Morris, Treasurer

(c)      All of the Trustees

         /s/ John Y. Keffer
         John Y. Keffer, Trustee

         Brooke R. Ashland*, Trustee
         Kenneth R. Cutler*, Trustee
         Hatten S. Yoder, Jr.*, Trustee
         Robert B. Watts, Jr.*, Trustee

         By: /s/ David I. Goldstein
         David I. Goldstein, Attorney in fact*

         * Pursuant to powers of attorney filed as Other Exhibits (a), (b), (c) and (d) to this Registration Statement.

                                INDEX TO EXHIBITS

Exhibit                                                               Page

Exhibit (g) Custodian Agreement                                        C-6

Other (a) Power or Attorney, Kenneth R. Cutler, Trustee               C-29

Other (b) Power or Attorney, Brooke Ashland, Trustee                  C-30

Other (c) Power or Attorney, Hatten S. Yoder, Jr., Trustee            C-31

Other (d) Power or Attorney, Robert B. Watts, Jr., Trustee            C-32

                                                                     Exhibit (g)

                               CUSTODIAN AGREEMENT


         AGREEMENT dated as of April 20, 1999 between Forum Trust, LLC (the "Custodian"), a limited liability company organized under the laws of the State of Maine doing business as a nondepository trust company, and The Cutler Trust, a business trust organized under the laws of the State of Delaware (the "Customer").

         WHEREAS, the Customer is an open-end, management investment company registered under the Investment Company Act of 1940, as amended ("1940 Act") and may offer one or more series of shares, each of which shall represent an interest in a separate portfolio of Securities and Cash (each as hereinafter defined) (all such existing and additional series now or hereafter listed on Exhibit A being hereafter referred to individually as a "Portfolio," and collectively, as the "Portfolios"); and

         WHEREAS, Custodian has entered into a certain Master Subcustodian Agreement with Bankers Trust Company ("Bankers Trust") dated as of April 20, 1999 (the "Master Subcustodian Agreement") under which Bankers Trust provides certain sub-custody services on behalf of the Portfolios to Custodian; and

         WHEREAS, Customer wishes to retain Custodian to provide certain custodial services to Customer for the benefit of the Portfolios, and Custodian is willing to provide such services;

         NOW, THEREFORE, in consideration of the mutual covenants and agreements herein contained, the parties hereto agree as follows:


         1. Employment of Custodian. Customer, on behalf of each Portfolio, hereby employs Custodian as custodian of all assets of each Portfolio that are delivered to and accepted by Custodian or any Subcustodian (as that term is defined in Section 4) (the "Property") pursuant to the terms and conditions set forth herein. For purposes of this Agreement, "delivery" of Property shall include the acquisition by Customer of a security entitlement (as that term is defined in the New York Uniform Commercial Code ("UCC")). Without limitation, such Property shall include stocks and other equity interests of every type, evidences of indebtedness, other instruments representing same or rights or obligations to receive, purchase, deliver or sell same and other non-cash investment property of a Portfolio ("Securities") and cash from any source and in any currency ("Cash"), provided that Custodian shall have the right, in its sole discretion, to refuse to accept as Property any property of a Portfolio that Custodian considers not to be appropriate or in proper form for deposit for any reason. Custodian shall not be responsible for any property of a Portfolio held or received by Customer or others and not delivered to Custodian or any Subcustodian.

         2. Maintenance of Securities and Cash at Custodian and Subcustodian Locations. Pursuant to Instructions (as hereinafter defined in Section 15), Customer shall direct Custodian to (a) settle Securities transactions and maintain Cash in the country or other jurisdiction in which the principal trading market for such Securities is located, where such Securities are to be presented for payment or where such Securities are acquired and (b) maintain Cash and cash equivalents in such countries in amounts reasonably necessary to effect Customer's transactions in such Securities. Instructions to settle Securities transactions in any country shall be deemed to authorize the holding of such Securities and Cash in that country.

         3. Custody Account. Custodian agrees to establish and maintain one or more custody accounts on its books each in the name of Customer on behalf of a Portfolio (each, an "Account") for any and all Property from time to time received and accepted by Custodian or any Subcustodian for the account of such Portfolio. Upon delivery by Customer to Custodian of any acceptable Property belonging to a Portfolio, Customer shall, by Instructions, specifically indicate in which Portfolio such Property belongs or if such Property belongs to more than one Portfolio, shall allocate such Property to the appropriate Portfolios, and Custodian shall allocate such Property to the Accounts in accordance with the Instructions. Customer, on behalf of each Portfolio, acknowledges (i) its responsibility as a principal for all of its obligations to Custodian arising under or in connection with this Agreement, notwithstanding, that it may be acting on behalf of other persons, and (ii) warrants its authority to deposit in the appropriate Account any Property received therefor by Custodian or a Subcustodian and to give, and authorize others to give, instructions relative thereto. Custodian may deliver securities of the same class in place of those deposited in the Account.

         Custodian shall hold, keep safe and protect as custodian for each Account all Property in such Account and, to the extent such Property constitutes "financial assets" as defined in the UCC, shall maintain those financial assets in such Account as security entitlements in favor of the Portfolio in whose name the Account is maintained. All transactions, including, but not limited to, foreign exchange transactions, involving the Property shall be executed or settled solely in accordance with Instructions (which shall specifically reference the Account for which such transaction is being settled), except that until Custodian receives Instructions to the contrary, Custodian will:


         (a) collect all interest and dividends and all other income and payments, whether paid in cash or in kind, on the Property, as the same become payable and credit the same to the appropriate Account;

         (b) present for payment all Securities held in an Account that are called, redeemed or retired or otherwise become payable and all coupons and other income items that call for payment upon presentation to the extent that Custodian or Subcustodian is actually aware of such opportunities and hold the cash received in such Account pursuant to this Agreement;

         (c) (i) exchange Securities where the exchange is purely ministerial (including, without limitation, the exchange of temporary securities for those in definitive form and the exchange of warrants, or other documents of entitlement to securities, for the Securities themselves) and (ii) when notification of a tender or exchange offer (other than ministerial exchanges described in (i) above) is received for an Account, endeavor to receive Instructions, provided that if such Instructions are not received in time for Custodian to take timely action, no action shall be taken with respect thereto;


         (d) whenever notification of a rights entitlement or a fractional interest resulting from a rights issue, stock dividend or stock split is received for an Account and such rights entitlement or fractional interest bears an expiration date, if after endeavoring to obtain Instructions such Instructions are not received in time for Custodian to take timely action or if actual notice of such actions was received too late to seek Instructions, sell in the discretion of Custodian (which sale Customer hereby authorizes Custodian to make) such rights entitlement or fractional interest and credit the Account with the net proceeds of such sale;


         (e) execute in Customer's name for an Account, whenever Custodian deems it appropriate, such ownership and other certificates as may be required to obtain the payment of income from the Property in such Account;

         (f) pay for each Account, any and all taxes and levies in the nature of taxes imposed on interest, dividends or other similar income on the Property in such Account by any governmental authority. In the event there is insufficient Cash available in such Account to pay such taxes and levies, Custodian shall notify Customer of the amount of the shortfall and Customer may, or may cause the Portfolio to, at its option, deposit additional Cash in such Account or take steps to have sufficient Cash available. Customer, on behalf of the Portfolios agrees, when and if requested by Custodian and required in connection with the payment of any such taxes, to cooperate with Custodian in furnishing information, executing documents or otherwise;


         (g) appoint brokers and agents for any of the ministerial transactions involving the Securities described in (a) - (f), including, without limitation, affiliates of Custodian or any Subcustodian; and

         (h) in the event of any loss of Securities or Cash, use its best efforts to ascertain the circumstances relating to such loss and promptly report the same to Customer.




         Custodian shall provide cash management services to Customer as referenced in the "Instructions Regarding Cash Management Services", dated April 20, 1999, and as may be amended from time to time.


         4. Subcustodians and Securities Systems. Customer authorizes and instructs Custodian to maintain the Property in each Account directly in one of its United States ("U.S.") branches or indirectly through custody accounts that have been established by Custodian with the following other securities intermediaries: (a) another U.S. bank or trust company (including Bankers Trust pursuant to the Master Subcustodian Agreement) or branch thereof located in the U.S. that is itself qualified under the 1940 Act, to act as custodian, or a non-U.S. branch of Custodian or of any U.S. Subcustodian, or a U.S. securities depository or clearing agency or system in which Custodian or a U.S. Subcustodian participates (individually, a "U.S. Securities System") or (b) one of Custodian's majority-owned non-U.S. subsidiaries, a majority-owned subsidiary of a U.S. Subcustodian or a non-U.S. bank or trust company, acting as custodian (individually, a "non-U.S. Subcustodian"; U.S. Subcustodians and non-U.S. Subcustodians, collectively, "Subcustodians"), or a non-U.S. depository or clearing agency or system in which Custodian or any Subcustodian participates (individually, a "non-U.S. Securities System"; U.S. Securities System and non-U.S. Securities System, collectively, "Securities System"), provided that in each case in which a U.S. Subcustodian or U.S. Securities System is employed,

Custodian shall notify Customer of the appointment of such U.S. Subcustodian or U.S. Securities System; provided further that in each case in which a non-U.S. Subcustodian or non-U.S. Securities System is employed, (a) such Subcustodian or Securities System either is (i) a "qualified U.S. bank" as defined by Rule 17f-5 under the 1940 Act ("Rule 17f-5") or (ii) an "eligible foreign custodian" within the meaning of Rule 17f-5 or such Subcustodian or Securities System is the subject of an order granted by the U.S. Securities and Exchange Commission ("SEC") exempting such agent or the subcustody arrangements thereto from all or part of the provisions of Rule 17f-5, and (b) the identity of the non-U.S. Subcustodian and the agreement between Custodian and such non-U.S. Subcustodian has been approved by Instructions; it being understood that Custodian shall have no liability or responsibility for determining whether the approval of any Subcustodian or Securities System by Instructions is proper under the 1940 Act or any rule or regulation thereunder. Exhibit D attached hereto lists all Subcustodians and Securities Systems that have been approved by Instructions. Notwithstanding Section 20 hereof or any other provision hereof to the contrary, Exhibit D may be amended solely by the delivery to Custodian of Instructions pursuant to Section 15 hereof.


         Upon receipt of Instructions  from Customer,  Custodian agrees to cease the employment of any Subcustodian or Securities System with respect to Customer, and if desirable and practicable, appoint a replacement Subcustodian or securities system in accordance with the provisions of this Section. In addition, Custodian may, at any time in its discretion, upon written notification to Customer, terminate the employment of any Subcustodian or Securities System.


         Custodian shall deliver to Customer annually a certificate stating: (a) the identity of each non-U.S. Subcustodian and non-U.S. Securities System then acting on behalf of Custodian and the name and address of the governmental agency or other regulatory authority that supervises or regulates such non-U.S Subcustodian and non-U.S. Securities System; (b) the countries in which each non-U.S. Subcustodian or non-U.S. Securities System is located; and (c) if requested by Customer's Board of Trustees or if the Board of Trustees responsible for any Portfolio directly approves its foreign custody arrangements, such other information relating to such non-U.S. Subcustodians and non-U.S. Securities Systems as may reasonably be requested by Customer to ensure compliance with Rule 17f-5. If requested by the Customer's Board of Trustees or if the Board of Trustees directly approves its foreign custody arrangements, Custodian also shall furnish annually to Custodian information concerning such non-U.S. Subcustodians and non-U.S. Securities Systems similar in kind and scope as that furnished to Customer in connection with the initial approval of this Agreement. Custodian agrees to promptly notify Customer if, in the normal course of its custodial activities, Custodian learns of a material adverse change in the financial condition of a non-U.S. Subcustodian or a non-U.S. Securities System suffers a material loss of Property, or Custodian has reason to believe that any non-U.S. Subcustodian or non-U.S. Securities System has ceased to be a qualified U.S. bank or an eligible foreign custodian each within the meaning of Rule 17f-5 or has ceased to be subject to an exemptive order from the SEC.


         5. Use of Subcustodian. With respect to Property in an Account that is maintained by Custodian through a Subcustodian employed pursuant to Section 4:

         (a) Custodian will identify on its books as belonging to Customer on behalf of a Portfolio, any Property maintained through such Subcustodian.

         (b) Any Property in the Account held by a Subcustodian will be subject only to the instructions of Custodian or its agents.

         (c) Property deposited with a Subcustodian will be maintained in an account holding only assets for customers of Custodian.


         (d) Any agreement Custodian shall enter into with a non-U.S. Subcustodian with respect to maintaining Property shall require that (i) the Account will be adequately indemnified or its losses adequately insured; (ii) the Property so maintained is not subject to any right, charge, security interest, lien or claim of any kind in favor of such Subcustodian or its creditors except a claim for payment in accordance with such agreement for its safe custody or administration; (iii) beneficial ownership of Securities be freely transferable without the payment of money or value other than for safe custody or administration; (iv) adequate records will be maintained identifying the Property maintained pursuant to such Agreement as belonging to Customer or as being held by Custodian, on behalf of
                  Customer or all its customers; (v) to the extent permitted by applicable law, officers of or auditors employed by, or other representatives of or designated by, Custodian, including the independent public accountants of or designated by, Customer be given access to the books and records of such Subcustodian relating to Property or confirmation of the contents of those records; and (vi) Custodian on behalf of Customer will receive periodic reports with respect to the safekeeping of the Property, including but not limited to notification of any transfer of Property into or out of an Account.


         6. Use of Securities System. With respect to Property in the Account(s) that is maintained by Custodian or any Subcustodian through a Securities System employed pursuant to Section 4:

         (a) Custodian shall, and the Subcustodian will be required by its agreement with Custodian to, identify on its books such Property as being maintained for the account of Custodian or Subcustodian for its customers.

         (b) Any Property maintained through a Securities System for the account of Custodian or a Subcustodian will be subject only to the instructions of Custodian or such Subcustodian, as the case may be.

         (c) Property deposited with a Securities System will be maintained in an account holding only assets for customers of Custodian or Subcustodian, as the case may be, unless precluded by applicable law, rule, or regulation.


         (d) Custodian shall provide Customer with any report obtained by Custodian or Subcustodian on the Securities System's accounting system, internal accounting control and procedures for safeguarding securities deposited in the Securities System.

         7. Agents. Custodian may at any time or times in its sole discretion appoint (or remove), as its agent to carry out such of the provisions of this Agreement as Custodian may from time to time direct any other U.S. bank or trust company which is itself qualified under the 1940 Act to act as custodian, including Bankers Trust; provided, however, that the appointment of any agent shall not relieve Custodian of its responsibilities or liabilities hereunder. Custodian shall provide reasonable notice to Customer of the appointment or removal of any agent.


         8. Records, Ownership of Property, Statements, Opinions of Independent Certified Public Accountants.


         (a) The ownership of the Property, whether maintained directly by Custodian or indirectly through a Subcustodian or a Securities System as authorized herein, shall be clearly recorded on Custodian's books as belonging to the appropriate Account and not to the Custodian. Custodian shall keep accurate and detailed accounts of all investments, receipts, disbursements and other transactions for each Account. All accounts, books and records of Custodian relating thereto shall be open to inspection and audit at all reasonable times during normal business hours by any person designated by Customer. All such accounts shall be maintained and preserved in the form reasonably requested by Customer. Custodian will supply to Customer from time to time, as mutually agreed upon, a statement in respect to any Property in an Account maintained by Custodian or by a Subcustodian. In the absence of the filing in writing with Custodian by Customer of exceptions or objections to any such statement within sixty (60) days of the mailing thereof, Customer shall be deemed to have approved such statement and in such case or upon written approval of Customer of any such statement, such statement shall be presumed to be for all purposes correct with respect to all information set forth therein.


         (b) Custodian shall take all reasonable action as Customer may request to obtain from year to year favorable opinions from Customer's independent certified public accountants with respect to Custodian's activities hereunder in connection with the preparation of Customer's registration statement on Form N-1A and Customer's Form N-SAR or other periodic reports to the SEC and with respect to any other requirements of the SEC.

         (c) At the request of Customer, Custodian shall deliver, and shall cause the Subcustodians to deliver, to Customer a written report prepared by Custodian's independent certified public accountants with respect to the services provided by Custodian under this Agreement, including, without limitation, Custodian's accounting system, internal accounting control and procedures for safeguarding Cash and Securities, including Cash and Securities deposited and/or maintained in a securities system or with a Subcustodian. Such report shall be of sufficient scope and in sufficient detail as may reasonably be required by Customer and as may reasonably be obtained by Custodian.


         (d) Customer may elect to participate in any of the electronic on-line service and communications systems offered by Custodian or a Subcustodian that can provide Customer, on a daily basis, with the ability to view on-line or to print in hard copy various reports of Account activity and of Securities and/or Cash being held in any Account. To the extent that such service shall include market values of Securities in an Account, Customer hereby acknowledges that Custodian or such Subcustodian now obtains and may in the future obtain information on such values from outside sources that Custodian or such Subcustodian considers to be reliable, and Customer agrees that Custodian and such Subcustodian (i) does not verify or represent or warrant either the reliability of such service nor the accuracy or completeness of any such information furnished or obtained by or through such service and (ii) shall be subject to the standard of care set forth in Section 16 of this Agreement in selecting and utilizing such service or furnishing any information derived therefrom.

         9. Holding of Securities, Nominees, etc. Securities in an Account that are maintained by Custodian or any Subcustodian may be held directly by such entity in the name of Customer or in bearer form or maintained, on behalf of a Portfolio, in Custodian's or Subcustodian's name or in the name of Custodian's or Subcustodian's nominee. Securities that are maintained through a Subcustodian or which are eligible for deposit in a Securities System as provided above may be maintained with the Subcustodian or the Securities System in an account for Custodian's or Subcustodian's customers, unless prohibited by law, rule, or regulation. Custodian or Subcustodian, as the case may be, may combine certificates representing Securities held in an Account with certificates of the same issue held by Custodian or Subcustodian as fiduciary or as a custodian. In the event that any Securities in the name of Custodian or its nominee or held by a Subcustodian and registered in the name of such Subcustodian or its nominee are called for partial redemption by the issuer of such Security, Custodian may, subject to the rules or regulations pertaining to allocation of any Securities System in which such Securities have been deposited, allot, or cause to be allotted, the called portion of the respective beneficial holders of such class of security in any manner Custodian deems to be fair and equitable. Securities maintained with a Securities System shall be maintained subject to the rules of that Securities System governing the rights and obligations among the Securities System and its participants.

         10. Proxies, etc. With respect to any proxies, notices, reports or other communications pertaining to any of the Securities in any Account, Custodian shall perform such services and only such services as are (i) set forth in Section 3 of this Agreement, (ii) described in the applicable Service Standards (the "Proxy Service"), and (iii) as may otherwise be agreed upon between Custodian and Customer. The liability and responsibility of Custodian in connection with the Proxy Service referred to in (ii) of the immediately preceding sentence and in connection with any additional services which Custodian and Customer may agree upon as provided in (iii) of the immediately preceding sentence shall be as set forth in the description of the Proxy Service and as may be agreed upon by Custodian and Customer in connection with the furnishing of any such additional service and shall not be affected by any other term of this Agreement. Neither Custodian nor its nominees or agents shall vote upon or in respect of any of the Securities in an Account, execute any form of proxy to vote thereon, or give any consent or take any action (except as provided in Section 3) with respect thereto except upon the receipt of Instructions.


         11. Segregated Account. To assist Customer in complying with the requirements of the 1940 Act and the rules and regulations thereunder, Custodian shall, upon receipt of Instructions, establish and maintain a segregated account or accounts on its books for and on behalf of a Portfolio.

         12. Settlement Procedures. Securities will be transferred, exchanged or delivered by Custodian or a Subcustodian upon receipt by Custodian of Instructions that include all information required by Custodian. Settlement and payment for Securities received for an Account and delivery of Securities out of such Account may be effected in accordance with the customary or established securities trading or securities processing practices and procedures in the jurisdiction or market in which the transaction occurs, including, without limitation, delivering Securities to the purchaser thereof or to a dealer therefor (or an agent for such purchaser or dealer) against a receipt with the expectation of receiving later payment for such Securities from such purchaser or dealer, as such practices and procedures may be modified or supplemented in accordance with the standard operating procedures of Custodian in effect from time to time for that jurisdiction or market. Custodian shall not be liable for any loss which results from effecting transactions in accordance with the customary or established securities trading or securities processing practices and procedures in the applicable jurisdiction or market.


         Custodian or a Subcustodian may settle purchases and sales against, or credit income to, an Account, and Custodian may, at its sole option upon written notice to Customer, reverse such credits or debits to the appropriate Account in the event that the transaction does not settle, or the income is not received in a timely manner, and Customer agrees to hold Custodian harmless from any losses that may result therefrom. With respect to the activities of Bankers Trust as Subcustodian under the Master Subcustodian Agreement, such credits and reversals, if any, shall be on a contractual basis, as outlined in the Bankers Trust Service Standards, as described below and provided to Customer by Custodian.

         The applicable Service Standards mean the Global Guide, the Policies and Standards Manual, and any other documents issued by the Custodian, Bankers Trust and other Subcustodians from time to time specifying the procedures for communicating with a customer, the terms of any additional services to be provided to a customer, and such other matters as may be agreed between the parties time to time. Copies of the current Service Standards have been delivered to Customer.


         13.      Conditional Credits.


         (a) Notwithstanding any other provision of this Agreement, Custodian or a Subcustodian shall not be required to comply with any Instructions to settle the purchase of any securities for the Account unless there are sufficient immediately available funds in the relevant currency in the Account; provided that, if, after all expenses, debits and withdrawals of Cash in the relevant currency ("Debits") applicable to the Account have been made and if after all Conditional Credits, as defined below, applicable to the Account have become final entries as set forth in (c) below, the amount of immediately available funds of the relevant currency in such Account is at least equal to the aggregate purchase price of all securities for which Custodian has received Instructions to settle on that date ("Settlement Date"), Custodian, upon settlement, shall credit the Securities to the Account by making a final entry on its books and records.

         (b) Notwithstanding the foregoing, if after all Debits applicable to the Account have been made, the amount of immediately available funds in a given currency in such Account are less than the aggregate purchase price in such currency of all securities for which Custodian has received Instructions to settle on any Settlement Date, Custodian, upon settlement, may credit the securities to the Account by making a conditional entry on its books and records ("Conditional Credit"), pending receipt of sufficient immediately available funds in the relevant currency in the Account.


         (c) If, within a reasonable time from the posting of a Conditional Credit and after all Debits applicable to the Account have been made, immediately available funds in the relevant currency at least equal to the aggregate purchase price in such currency of all securities subject to a Conditional Credit on a Settlement Date are deposited into the Account, Custodian shall make the Conditional Credit a final entry on its books and records. In such case, Customer shall be liable to Custodian only for late charges at a rate that Custodian customarily charges for similar extensions of credit.

         (d) If (i) within a reasonable time from the posting of a Conditional Credit, immediately available funds at least equal to the resultant Debit on a Settlement Date are not deposited in the Account, or (ii) any Proceeding (as defined below) shall occur, Custodian may sell such of the Securities subject to the Conditional Credit as it selects in its sole discretion and shall apply the net proceeds of such sale to cover such Debit, including related late charges, and any remaining proceeds shall be credited to the Account. If such proceeds are insufficient to satisfy such Debit in full, Customer shall continue to be liable to Custodian for any shortfall. Custodian shall make the Conditional Credit a final entry on its books as to the Securities not required to be sold to satisfy such Debit. Pending payment in full by Customer of the purchase price for Securities subject to a Conditional Credit, and Custodian's making a Conditional Credit a final entry on its books, and, unless consented to by Custodian, Customer shall have no right to give further Instructions in respect of Securities subject to a Conditional Credit. Custodian shall have the sole discretion to determine which Securities shall be deemed to have been paid for by Customer out of funds available in the Account. Any such Conditional Credit may be reversed (and any corresponding Debit shall be canceled) by Custodian unless and until Custodian makes a final entry on its books crediting such Securities to the Account. The term "Proceeding" shall mean any insolvency, bankruptcy, receivership, reorganization or similar proceeding relating to Customer, whether voluntary or involuntary.

         (e) Customer agrees that it will not use the Account to facilitate the purchase of securities without sufficient funds in the Account (which funds shall not include the expected proceeds of the sale of the purchased securities).

         14. Permitted Transactions. Customer agrees that it will cause transactions to be made pursuant to this Agreement only upon Instructions in accordance with Section 15 (but subject to Section 3) and only for the purposes listed below.

         (a)      In   connection   with the purchase or sale of  Securities  at
                  prices as confirmed by Instructions.

         (b)      When   Securities   are  called,   redeemed  or  retired,   or
                  otherwise become payable.

         (c) In exchange for or upon conversion into other securities alone or other securities and cash pursuant to any plan or merger, consolidation, reorganization, recapitalization or readjustment.

         (d) Upon conversion of Securities pursuant to their terms into other securities.

         (e)      Upon   exercise  of  subscription,  purchase or other  similar
                  rights represented by Securities.

         (f) For the payment of interest, taxes, management or supervisory fees, distributions or operating expenses.

         (g) In connection with any borrowings by Customer requiring a pledge of Securities, but only against receipt of amounts borrowed or in order to satisfy requirements for additional or substitute collateral.

         (h) In connection with any loans, but only against receipt of collateral as specified in Instructions which shall reflect any restrictions applicable to Customer.

         (i) For the purpose of redeeming shares of the capital stock of Customer against delivery of the shares to be redeemed to Custodian, a Subcustodian or Customer's transfer agent.

         (j) For the purpose of redeeming in kind shares of Customer against delivery of the shares to be redeemed to Custodian, a Subcustodian or Customer's transfer agent.

         (k) For delivery in accordance with the provisions of any agreement among Customer, on behalf of a Portfolio, the Portfolio's investment adviser and a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc., relating to compliance with the rules of The Options Clearing Corporation, the Commodities Futures Trading Commission or of any registered national securities exchange, or of any similar organization or organizations, regarding escrow or other arrangements in connection with transactions by Customer.

         (l) For release of Securities to designated brokers under covered call options, provided, however, that such Securities shall be released only upon payment to Custodian
                  of  monies  for   the  premium   due  and a  receipt  for  the
                  Securities which are to be held in escrow. Upon exercise of the option, or at expiration, Custodian will receive the Securities previously deposited from broker. Custodian will act strictly in accordance with Instructions in the delivery of Securities to be held in escrow and will have no responsibility or liability for any such Securities which are not returned promptly when due other than to make proper request for such return.

         (m)      For  spot  or  forward   foreign   exchange   transactions  to
                  facilitate   security   trading  or  receipt  of  income  from
                  Securities related transactions.

         (n)      Upon   the   termination  of this  Agreement  as set  forth in
                  Section 21.

         (o)      For other proper purposes.

         Customer agrees that Custodian and any Subcustodian shall have no obligation to verify the purpose for which a transaction is being effected.


         15. Instructions. The term "Instructions" means instructions from Customer in respect of any of Custodian's duties hereunder that have been received by Custodian at its address set forth in Section 22 below (i) in writing (including, without limitation, facsimile transmission) or by tested telex signed or given by such one or more person or persons as Customer shall have from time to time authorized in writing to give the particular class of Instructions in question and whose name and (if applicable) signature and office address have been filed with Custodian; or (ii) which have been transmitted electronically through an electronic on-line service and communications system offered by Custodian or other electronic instruction system acceptable to Custodian; or (iii) a telephonic or oral communication by one or more persons as Customer shall have from time to time authorized to give the particular class of Instructions in question and whose name has been filed with Custodian; or (iv) upon receipt of such other form of instructions as Customer may from time to time authorize in writing and which Custodian has agreed in writing to accept. Instructions in the form of oral communications shall be confirmed by Customer by tested telex or writing in the manner set forth in clause (i) above, but the lack of such confirmation shall in no way affect any action taken by Custodian in reliance upon such oral instructions prior to Custodian's receipt of such confirmation. Instructions may relate to specific transactions or to types or classes of transactions, and may be in the form of standing instructions.


         Custodian shall have the right to assume in the absence of notice to the contrary from Customer that any person whose name is on file with Custodian pursuant to this Section has been authorized by Customer to give the Instructions in question and that such authorization has not been revoked. Custodian may act upon and conclusively rely on, without any liability to Customer or any other person or entity for any losses resulting therefrom, any Instructions reasonably believed by it to be furnished by the proper person or persons as provided above.


         16.   Standard  of  Care.   Custodian  shall  be  responsible  for  the
performance of only such duties as are set forth herein or contained in Instructions given to Custodian that are not contrary to the provisions of this Agreement. Custodian will use reasonable care and diligence with respect to the safekeeping of Property in each Account and, except as otherwise expressly provided herein, in carrying out its obligations under this Agreement. So long as and to the extent that it has exercised reasonable care and diligence, Custodian shall not be responsible for the title, validity or genuineness of any Property or other property or evidence of title thereto received by it or delivered by it pursuant to this Agreement and shall be held harmless in acting upon, and may conclusively rely on, without liability for any loss resulting therefrom, any notice, request, consent, certificate or other instrument reasonably believed by it to be genuine and to be signed or furnished by the proper party or parties, including, without limitation, Instructions, and shall be indemnified by Customer for any losses, damages, costs and expenses (including, without limitation, reasonable fees and expenses of counsel) incurred by Custodian and arising out of action taken or omitted with reasonable care by Custodian hereunder or under any Instructions. Custodian shall be liable to Customer for any act or omission to act of any Subcustodian to the same extent as if Custodian committed such act itself. With respect to a Securities System, Custodian shall only be responsible or liable for losses arising from employment of such Securities System caused by Custodian's own failure to exercise reasonable care; provided that in the event of any such loss, Custodian shall take all reasonable steps to enforce such claims as it may have against the Securities System to protect the interests of the Customer.

         In the event of any loss to Customer by reason of the failure of Custodian or a Subcustodian to utilize reasonable care, Custodian shall be liable to Customer to the extent of Customer's actual damages at the time such loss was discovered (including, without limitation, reasonable fees and expenses of counsel) without reference to any special conditions or circumstances. In no event shall Custodian be liable for any consequential or special damages.

         Custodian shall be entitled to rely, and may act, on advice of counsel (who may be counsel for Custodian or Customer) on all matters and shall be without liability for any action reasonably taken or omitted in good faith pursuant to such advice, provided that with respect to the performance of any action or omission of any action upon such advice, the Custodian shall be required to conform to the standard of care set forth in this Section 16.


         In the event Customer subscribes to an electronic on-line service and communications system offered by Custodian, Customer shall be fully responsible for the security of its connecting terminal, access thereto and the proper and authorized use thereof and the initiation and application of continuing effective safeguards with respect thereto and agrees to defend and indemnify Custodian and hold Custodian harmless from and against any and all losses, damages, costs and expenses (including the fees and expenses of counsel) incurred by Custodian as a result of any improper or unauthorized use of such terminal by Customer or by any others.

         All collections of funds or other property paid or distributed in respect of Securities in an Account, including funds involved in third-party foreign exchange transactions, shall be made at the risk of Customer.

         Subject to the exercise of reasonable care, Custodian shall have no liability for any loss occasioned by delay in the actual receipt of notice by Custodian or by a Subcustodian of any payment, redemption or other transaction regarding Securities in each Account in respect of which Custodian has agreed to take action as provided in Section 3 hereof. Custodian shall not be liable for any loss resulting from, or caused by, or resulting from acts of governmental authorities (whether de jure or de facto), including, without limitation, nationalization, expropriation, and the imposition of currency restrictions; devaluations of or fluctuations in the value of currencies; changes in laws and regulations applicable to the banking or securities industry; market conditions that prevent the orderly execution of securities transactions or affect the value of Property; acts of war, terrorism, insurrection or revolution; strikes or work stoppages; the inability of a local clearing and settlement system to settle transactions for reasons beyond the control of Custodian; hurricane, cyclone, earthquake, volcanic eruption, nuclear fusion, fission or radioactivity, or other acts of God.

         Custodian shall have no liability in respect of any loss, damage or expense suffered by Customer, insofar as such loss, damage or expense arises from the performance of Custodian's duties hereunder by reason of Custodian's reliance upon records that were maintained for Customer by entities other than Custodian prior to Custodian's employment under this Agreement.

         If Custodian does not exercise reasonable care, Custodian shall indemnify Customer for any losses, damages, costs and expenses (including, without limitation, the fees and expenses of counsel) incurred by Customer and arising out of action taken or omitted without reasonable care by Custodian hereunder or under any Instructions.

         17. Investment Limitations and Legal or Contractual Restrictions or Regulations. Neither Custodian nor any Subcustodians shall be liable to Customer or a Portfolio and Customer agrees to indemnify Custodian, all Subcustodians and their nominees, for any loss, damage or expense suffered or incurred by Custodian, any Subcustodian or their nominees arising out of any violation of any investment restriction or other restriction or limitation applicable to Customer or any Portfolio pursuant to any contract or any law or regulation.


         18. Fees and Expenses. Customer agrees to pay to Custodian such compensation for its services pursuant to this Agreement as may be mutually agreed upon in writing from time to time and Custodian's reasonable out-of-pocket or incidental expenses in connection with the performance of this Agreement, including (but without limitation) reasonable legal fees as described herein and/or deemed necessary in the judgment of Custodian to keep safe or protect the Property in the Account. The initial fee schedule is attached hereto as Exhibit B. Such fees will not be abated by, nor shall Custodian be required to account for, any profits or commissions received by Custodian in connection with its provision of custody services under this agreement. Customer hereby agrees to hold Custodian harmless from any liability or loss resulting from any taxes or other governmental charges, and any expense related thereto, which may be imposed, or assessed with respect to any Property in an Account and also agree to hold Custodian, its Subcustodians, and their respective nominees harmless from any liability as a record holder of Property in such Account. Custodian is authorized to charge the applicable Account for such items, and Custodian shall have a lien on the Property in the applicable Account for any amount payable to Custodian under this Agreement, including but not limited to amounts payable pursuant to Section 13 and pursuant to indemnities granted by Customer under this Agreement.


         19. Tax Reclaims. With respect to withholding taxes deducted and which may be deducted from any income received from any Property in an Account, Custodian shall perform such services with respect thereto as are described in the applicable Service Standards and shall in connection therewith be subject to the standard of care set forth in such Service Standards. Such standard of care shall not be affected by any other term of this Agreement.


         20. Amendment, Modifications, etc. No provision of this Agreement may be amended, modified or waived except in a writing signed by the parties hereto (except that Exhibit D may be amended as provided in Section 4 hereof and Exhibit B may be amended as provided for therein). In addition, any amendment to Sections 8(c), 8(d), 16, 17, 24, 27 and 28 of this Agreement shall require the written consent of Bankers Trust. No waiver of any provision hereto shall be deemed a continuing waiver unless it is so designated. No failure or delay on the part of either party in exercising any power or right under this Agreement operates as a waiver, nor does any single or partial exercise of any power or right preclude any other or further exercise thereof or the exercise of any other power or right.


         21.      Termination.


         (a) This Agreement may be terminated by Customer or Custodian by ninety
(90) days' written notice to the other; provided that notice by Customer shall specify the names of the persons to whom Custodian shall deliver the Securities in each Account and to whom the Cash in such Account shall be paid. If notice of termination is given by Custodian, Customer shall, within ninety (90) days following the giving of such notice, deliver to Custodian a written notice specifying the names of the persons to whom Custodian shall deliver the Securities in each Account and to whom the Cash in such Account shall be paid. In either case, Custodian will deliver such Property to the persons so specified, after deducting therefrom any amounts that Custodian determines to be owed to it hereunder. In addition, Custodian may in its discretion withhold from such delivery such Property as may be necessary to settle transactions pending at the time of such delivery. Customer grants to Custodian a lien and right of setoff against the Account and all Property held therein from time to time in the full amount of the foregoing obligations. If within ninety (90) days following the giving of a notice of termination by Custodian, Custodian does not receive the aforementioned written notice specifying the names of the persons to whom Custodian shall deliver the Securities in each Account and to whom the Cash in such Account shall be paid, Custodian, at its election, may deliver such Securities and pay such Cash to a bank or trust company doing business in the State of New York to be held and disposed of pursuant to the provisions of this Agreement, or may continue to hold such Securities and Cash until a written notice as aforesaid is delivered to Custodian, provided that from and after the ninetieth day Custodian's obligations shall be limited to safekeeping.


         (b) This Agreement may be terminated by Customer or Custodian as to one or more Portfolios (but less than all of the Portfolios) by delivery of an amended Exhibit A deleting such Portfolios, in which case termination as to such deleted Portfolios shall take effect ninety (90) days after the date of such delivery, or such earlier time as mutually agreed. The execution and delivery of an amended Exhibit A that deletes one or more Portfolios shall constitute a termination of this Agreement only with respect to such deleted Portfolio(s), shall be governed by Section 21(a) as to the identification of a successor custodian and the delivery of Cash and Securities of the Portfolio(s) so deleted to such successor custodian, and shall not affect the obligations of Custodian and Customer hereunder with respect to the other Portfolios set forth in Exhibit A, as amended from time to time.

         (c) Sections 16,17, 18, 27 and 30 shall survive the termination of this Agreement as to one or more or all Portfolios.

         22. Notices. Except as otherwise provided in this Agreement, all requests, demands or other communications between the parties or notices in connection herewith (a) shall be in writing, hand delivered or sent by registered mail, telex or facsimile addressed to such other address as shall have been furnished by the receiving party pursuant to the provisions hereof and
(b) shall be deemed effective when received, or, in the case of a telex, when sent to the proper number and acknowledged by a proper answerback.

         23. Several Obligations of the Portfolios. With respect to any obligations of Customer on behalf of each Portfolio and each of its related Accounts arising out of this Agreement, Custodian shall look for payment or satisfaction of any obligation solely to the assets and property of the Portfolio and such Accounts to which such obligation relates as though Customer had separately contracted with Custodian by separate written instrument with respect to each Portfolio and its related Accounts.

         24. Security for Payment. To secure payment of all obligations due hereunder, Customer hereby grants to Custodian a continuing security interest in and right of setoff against each Account and all Property held therein from time to time in the full amount of such obligations; provided that, if there is more than one Account and the obligations secured pursuant to this Section can be allocated to a specific Account or the Portfolio related to such Account, such security interest and right of setoff will be limited to Property held for that Account only and its related Portfolio. Should Customer fail to pay promptly any amounts owed hereunder, Custodian shall be entitled to use available Cash in the Account or applicable Account, as the case may be, and to dispose of Securities in the Account or such applicable Account as is necessary. In any such case and without limiting the foregoing, Custodian shall be entitled to take such other actions or exercise such other options, powers and rights as Custodian now or hereafter has as a secured creditor under the UCC or any other applicable law, including, without limitation, granting to any Subcustodian a security interest in such Accounts on terms similar to those set forth in this Section 24.

         25.      Representations and Warranties.


         (a)      Customer hereby represents and warrants to Custodian that:

                  (i) the employment of Custodian and the allocation of fees, expenses and other charges to any Account as herein provided, is not prohibited by law or any governing documents or contracts to which it is subject;


                  (ii)     the  terms  of  this  Agreement  do not  violate  any
                           obligation  by  which  Customer  is  bound,   whether
                           arising by contract, operation of law or otherwise;

                  (iii) this Agreement has been duly authorized by appropriate action and when executed and delivered will be binding upon Customer and each Portfolio in accordance with its terms; and


                  (iv) it will deliver to Custodian a duly executed Secretary's Certificate in the form of Exhibit C hereto or such other evidence of such authorization as Custodian may reasonably require, whether by way of a certified resolution or otherwise.

         (b) Custodian hereby represents and warrants to Customer that:


                  (i) the terms of this Agreement do not violate any obligation by which Custodian is bound, whether arising by contract, operation of law or otherwise;

                  (ii) this Agreement has been duly authorized by appropriate action and when executed and delivered will be binding upon Custodian in accordance with its terms;


                  (iii) it will deliver to Customer such evidence of such authorization as Customer may reasonably require, whether by way of a certified resolution or otherwise;


                  (iv) it is qualified as a custodian under Section 26(a) of the 1940 Act and that it will remain so qualified or upon ceasing to be so qualified shall promptly notify Customer in writing; and

                  (v) it is taking steps (a) believed by it in good faith to be reasonably designed to address the risk that critical computer systems and equipment containing the embedded microchips that it uses relating to its operations (the "Systems") may be unable to process properly and calculate date-related information and data from and after January 1, 2000 (the "Year 2000 Problem"), and (b) to obtain assurances deemed reasonable by Custodian that its material service providers, including each Subcustodian, Securities System, agent or other financial institution employed by Custodian to provide services to Customer under this Agreement, are taking reasonable steps to address the Year 2000 Problem. Custodian reasonably expects that the effects of the Year 2000 Problem should not result in a material adverse effect on the business, financial condition or ability to timely perform any of its material obligations under this Agreement (a "Material Adverse Effect"). In addition, Custodian agrees to notify Customer promptly if it has reason to believe that a Material Adverse Effect is likely to result from a Year 2000 Problem with respect to Custodian or its material service providers.

         26. Governing Law and Successors and Assigns. This Agreement shall be governed by the law of the State of New York and shall not be assignable by either party, but shall bind the successors in interest of Customer and Custodian.

         27. Third-Party Beneficiary. Customer hereby acknowledges and agrees that with respect to the Accounts:


     (a)  Custodian  is  authorized  to  appoint   Bankers  Trust  as  a  master
          Subcustodian pursuant to the Master Subcustodian Agreement.

     (b) As an inducement to Bankers Trust to act as a master Subcustodian, Customer authorizes the Custodian to bind the Customer to those terms of the Master Subcustodian Agreement, including Section 23 thereof, which will obligate the Customer to pay obligations of each Portfolio for Property custodied pursuant to the Master Subcustodian Agreement.

     (c) Bankers Trust may rely, as fully as if it were a party hereto and named as "Custodian" herein, on the representations, warranties, covenants and indemnities of Customer set forth in Sections 8(d), 16, 17, 24 and 28 of this Agreement.


         28. Representative Capacity and Binding Obligation. A copy of the Declaration of Trust of Customer is on file with the Secretary of State of the State of Delaware (and a copy of the Trust Instrument of Customer is on file with Customer's secretary). Notice is hereby given that this Agreement is not executed on behalf of the Trustees of Customer as individuals, and the obligations of this Agreement are not binding upon any of the Trustees, officers or shareholders of Customer individually but are binding only upon the assets and property of the Portfolios.


         Custodian agrees that no shareholder, trustee or officer of Customer may be held personally liable or responsible for any obligations of Customer arising out of this Agreement.

         29. Submission to Jurisdiction. Any suit, action or proceeding arising out of this Agreement may be instituted in any State or Federal court sitting in the City of New York, State of New York, United States of America, and Custodian and Customer each irrevocably submits to the non-exclusive jurisdiction of any such court in any such suit, action or proceeding and waives, to the fullest extent permitted by law, any objection which it may now or hereafter have to the laying of venue of any such suit, action or proceeding brought in such a court and any claim that such suit, action or proceeding was brought in an inconvenient forum.

         30. Confidentiality. The parties hereto agree that each shall treat confidentially the terms and conditions of this Agreement and all information provided by each party to the other regarding its business and operations. All confidential information provided by a party hereto shall be used by any other party hereto solely for the purpose of rendering services pursuant to this Agreement and, except as may be required in carrying out this Agreement, shall not be disclosed to any third party without the prior consent of such providing party. The foregoing shall not be applicable to any information that is publicly available when provided or thereafter becomes publicly available other than through a breach of this Agreement, or that is required or requested to be disclosed by any bank or other regulatory examiner of Custodian, Customer, or any Subcustodian, any auditor of the parties hereto, by judicial or administrative process or otherwise by applicable law or regulation.

         31. Severability. If any provision of this Agreement is determined to be invalid or unenforceable, such determination shall not affect the validity or enforceability of any other provision of this Agreement.

         32. Entire Agreement. This Agreement together with its Exhibits, contains the entire agreement between the parties relating to the subject matter hereof and supersedes any oral statements and prior writings with respect thereto.

         33. Headings. The headings of the sections hereof are included for convenience of reference only and do not form a part of this Agreement.

         34. Counterparts. This Agreement may be executed in any number of counterparts, each of which shall be deemed an original. This Agreement shall become effective when one or more counterparts have been signed and delivered by each of the parties hereto.

         IN WITNESS WHEREOF, each of the parties has caused its duly authorized signatories to execute this Agreement as of the date first written above.

                                                  FORUM TRUST, LLC


                                                  By:/s/ John Y. Keffer
                                                  Name: John Y. Keffer
                                                  Title: President


                                                  THE CUTLER TRUST


                                                  By:/s/ Stephen J Barrett
                                                  Name: Stephen J. Barrett
                                                  Title: Vice President

                               CUSTODIAN AGREEMENT
                                    EXHIBIT A


                               LIST OF PORTFOLIOS


Cutler Approved List Equity Fund
Cutler Equity Income Fund














                                                   FORUM TRUST, LLC


                                                   By:/s/ John Y. Keffer
                                                   Name: John Y. Keffer
                                                   Title: President


                                                   THE CUTLER TRUST

                                                   By:/s/ Stephen J. Barrett
                                                   Name: Stephen J. Barrett
                                                   Title: Vice President

                               CUSTODIAN AGREEMENT
                                    EXHIBIT B

                                  FEE SCHEDULE

This Exhibit B shall be amended upon delivery by Custodian of a new Exhibit B to Customer and acceptance thereof by Customer and shall be effective as of the date of acceptance by Customer or a date agreed upon between Custodian and Customer.


                           1. Account Maintenance Fees

         Domestic Custody Accounts  $3,600 per account per year

                            2. Domestic Custody Fees

a.       Safekeeping Charges



               Assets                            Annual

            Under Custody                        Asset Fee
           $0 - $1 Billion                     1 Basis Point
           $1 - $2 Billion                   0.75 Basis Points
           $2 - $6 Billion                   0.50 Basis Points
            $6 Billion +                     0.25 Basis Points

b.       Transaction Charges

                                                                   Cost Per
         Transaction Type                                         Transaction
         ----------------                                         -----------
         DTC                                                          $12
         Federal Book Entry                                           $10
         PTC                                                          $10
         Physicals                                                    $25
         Maturities (Depository)                                      $10
         Maturities (Physical)                                        $25
         P&I Payments (Book Entry)                                     $3
         P&I Payments (Physical)                                      $10
         Fed Wires (from Custody account)                              $8
         SHE (Shares Held Elsewhere) Trades                           $25
         Forum Money Market Funds                                      $3

                                    3. Notes

         The standard custody service includes: (i) asset safekeeping, (ii) trade settlement, (iii) income collection, (iv) corporate action processing (including proxy voting) and (v) tax reclaims (where applicable.)

         Accounts utilize actual settlement and are subject to the guidelines indicated in the Bankers Trust Policies and Standards manual.

         Out-of-pocket expenses are borne by Customer. Out-of-pocket expenses include, but are not limited to, postage and legal fees. These charges are passed on at cost.

                               CUSTODIAN AGREEMENT
                                    EXHIBIT C


                         FORM OF SECRETARY'S CERTIFICATE


         I, [Name], hereby certify that I am the Secretary of The Cutler Trust, a business trust organized under the laws of the State of Delaware (the "Company"), and as such I am duly authorized to, and do hereby, certify that:

         1. Organizational Documents. The Company's organizational documents, and all amendments thereto, have been filed with the appropriate governmental officials of Delaware, the Company continues to be in existence and is in good standing, and no action has been taken to repeal such organizational documents, the same being in full force and effect on the date hereof.

         2. Bylaws. The Company's Bylaws have been duly adopted and no action has been taken to repeal such Bylaws, the same being in full force and effect.

         3. Resolutions. Resolutions have been duly adopted on behalf of the Company, which resolutions (i) have not in any way been revoked or rescinded,
(ii) have been in full force and effect since their adoption, to and including the date hereof, and are now in full force and effect, and (iii) are the only corporate proceedings of the Company now in force relating to or affecting the matters referred to therein, including, without limitation, confirming that the Company is duly authorized to enter into a certain custody agreement with Forum Trust, LLC (the "Agreement"), and that certain designated officers, including those identified in paragraph 4 of this Certificate, are authorized to execute said Agreement on behalf of the Company, in conformity with the requirements of the Company's organizational documents, Bylaws, and other pertinent documents to which the Company may be bound.

         4. Incumbency. The following named individuals are duly elected (or appointed), qualified, and acting officers of the Company holding those offices set forth opposite their respective names as of the date hereof, each having full authority, acting individually, to bind the Company, as a legal matter, with respect to all matters pertaining to the Agreement, and to execute and deliver said Agreement on behalf of the Company, and the signatures set forth opposite the respective names and titles of said officers are their true, authentic signatures:

         Name                             Title                       Signature

         [Name]                     [Position]

         [Name]                     [Position]

         [Name]                     [Position]

         IN WITNESS WHEREOF, I have hereunto set my hand this ____ day of _______, 19__.

                                The Cutler Trust

                                                              By:
                                                              Name:
                                                              Title:   Secretary

         I, [Name of Confirming Officer], [Title] of the Company, hereby certify that on this ___ day of ________, 19__, [Name of Secretary] is the duly elected Secretary of the Company and that the signature above is his genuine signature.

                                The Cutler Trust

                                                              By:
                                                              Name:
                                                              Title:

                               CUSTODIAN AGREEMENT
                                    EXHIBIT D


                  APPROVED SUBCUSTODIANS AND SECURITIES SYSTEMS

                              Bankers Trust Company

                                                                       Other (a)

                                THE CUTLER TRUST
                                POWER OF ATTORNEY


         KNOW ALL MEN BY THESE PRESENTS, that KENNETH R. CUTLER constitutes and appoints David I. Goldstein and D. Blaine Riggle, and each of them, as true and lawful attorneys-in-fact and agents with full power of substitution and resubstitution, for him and in his name, place and stead, in any and all capacities, to sign the Registration Statement on Form N1-A and any or all amendments thereto of The Cutler Trust and to file the same with the Securities and Exchange Commission, granting unto the said attorneys-in-fact and agents full power and authority to do and perform each and every act and thing requisite and necessary to be done in and about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents or their or his substitute or substitutes may lawfully do or cause to be done by virtue hereof.



                                             /s/ Kenneth R. Cutler
                                                  Kenneth R. Cutler

Dated:  October 13, 1998

                                                                       Other (b)

                                THE CUTLER TRUST
                                POWER OF ATTORNEY


         KNOW ALL MEN BY THESE PRESENTS, that BROOKE ASHLAND constitutes and appoints David I. Goldstein and D. Blaine Riggle, and each of them, as true and lawful attorneys-in-fact and agents with full power of substitution and resubstitution, for her and in her name, place and stead, in any and all capacities, to sign the Registration Statement on Form N1-A and any or all amendments thereto of The Cutler Trust and to file the same with the Securities and Exchange Commission, granting unto the said attorneys-in-fact and agents full power and authority to do and perform each and every act and thing requisite and necessary to be done in and about the premises, as fully to all intents and purposes as she might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents or their or her substitute or substitutes may lawfully do or cause to be done by virtue hereof.



                                            /s/ Brooke Ashland
                                              Brooke Ashland

Dated:  October 13, 1998

                                                                       Other (c)

                                THE CUTLER TRUST
                                POWER OF ATTORNEY


         KNOW ALL MEN BY THESE PRESENTS, that HATTEN S. YODER, JR. constitutes and appoints David I. Goldstein and D. Blaine Riggle, and each of them, as true and lawful attorneys-in-fact and agents with full power of substitution and resubstitution, for him and in his name, place and stead, in any and all capacities, to sign the Registration Statement on Form N1-A and any or all amendments thereto of The Cutler Trust and to file the same with the Securities and Exchange Commission, granting unto the said attorneys-in-fact and agents full power and authority to do and perform each and every act and thing requisite and necessary to be done in and about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents or their or his substitute or substitutes may lawfully do or cause to be done by virtue hereof.



                                        /s/ Hatten S. Yoder, Jr.
                                          Hatten S. Yoder, Jr.

Dated: November 6, 1998

                                                                       Other (d)

                                THE CUTLER TRUST
                                POWER OF ATTORNEY


         KNOW ALL MEN BY THESE PRESENTS, that ROBERT B. WATTS, JR. constitutes and appoints David I. Goldstein and D. Blaine Riggle, and each of them, as true and lawful attorneys-in-fact and agents with full power of substitution and resubstitution, for him and in his name, place and stead, in any and all capacities, to sign the Registration Statement on Form N1-A and any or all amendments thereto of The Cutler Trust and to file the same with the Securities and Exchange Commission, granting unto the said attorneys-in-fact and agents full power and authority to do and perform each and every act and thing requisite and necessary to be done in and about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents or their or his substitute or substitutes may lawfully do or cause to be done by virtue hereof.



                                        /s/ Robert B. Watts, Jr.
                                           Robert B. Watts, Jr.

Dated:  November 10, 1998